UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06404

American Strategic Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

Semiannual Report

February 29, 2008

ASP

American Strategic
Income Portfolio Inc.

BSP

American Strategic
Income Portfolio Inc. II

CSP

American Strategic
Income Portfolio Inc. III

SLA

American Select
Portfolio Inc.

First American Mortgage Funds

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

1	Explanation of Financial Statements

2	Fund Overviews

6	Financial Statements

11	Notes to Financial Statements

24	Schedule of Investments

42	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of FINANCIAL STATEMENTS

As a shareholder in one or more of the funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund's net asset value ("NAV") and market price per share. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund's shares trade. This price, which may be higher or lower than the fund's NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund's assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund's net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund's net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund's securities are internally valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies. Included within the notes to financial statements is the Financial Highlights. This table provides a per-share breakdown of the components that affected the fund's NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund's holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

We hope this guide to your shareholder report will help you get the most out of this important resource.

First American Mortgage Funds 2008 Semiannual Report

Fund OVERVIEWS

American Strategic Income Portfolio (ASP)
Portfolio Allocation

As a percentage of total investments on February 29, 2008

Commercial Loans	50%
Multifamily Loans	19%
Preferred Stocks	15%
U.S. Government Agency Mortgage-Backed Securities	8%
Corporate Notes	5%
Short-Term Securities	2%
Single Family Loans	1%
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 29, 2008. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 29, 2008, based on the value outstanding.

Single family loans		Multifamily and commercial loans
Current	97.7%	Current	100.0%
30 Days	0.0%	30 Days	0.0%
60 Days	0.0%	60 Days	0.0%
90 Days	0.0%	90 Days	0.0%
120+ Days	2.3%	120+ Days	0.0%
	100.0%		100.0%

First American Mortgage Funds 2008 Semiannual Report

American Strategic Income Portfolio II (BSP)
Portfolio Allocation

As a percentage of total investments on February 29, 2008

Commercial Loans	42%
Multifamily Loans	31%
Preferred Stocks	16%
Corporate Notes	8%
U.S. Government Agency Mortgage-Backed Securities	3%
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 29, 2008. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 29, 2008, based on the value outstanding.

Single family loans		Multifamily and commercial loans
Current	100.0%	Current	100.0%
30 Days	0.0%	30 Days	0.0%
60 Days	0.0%	60 Days	0.0%
90 Days	0.0%	90 Days	0.0%
120+ Days	0.0%	120+ Days	0.0%
	100.0%		100.0%

First American Mortgage Funds 2008 Semiannual Report

Fund OVERVIEWS continued

American Strategic Income Portfolio III (CSP)
Portfolio Allocation

As a percentage of total investments on February 29, 2008

Commercial Loans	46%
Multifamily Loans	27%
Preferred Stocks	16%
Corporate Notes	7%
U.S. Government Agency Mortgage-Backed Securities	2%
Short-Term Securities	1%
Other Assets	1%
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 29, 2008. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of a private mortgage-backed security and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 29, 2008, based on the value outstanding.

Private mortgage-backed security		Multifamily and commercial loans
Current	100.0%	Current	98.0%
30 Days	0.0%	30 Days	0.0%
60 Days	0.0%	60 Days	0.0%
90 Days	0.0%	90 Days	0.0%
120+ Days	0.0%	120+ Days	2.0%
	100.0%		100.0%

First American Mortgage Funds 2008 Semiannual Report

American Select Portfolio (SLA)
Portfolio Allocation

As a percentage of total investments on February 29, 2008

Commercial Loans	50%
Multifamily Loans	23%
Preferred Stocks	15%
Corporate Notes	9%
U.S. Government Agency Mortgage-Backed Securities	2%
Short-Term Securities	1%
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the value of whole loans and participation mortgages as of February 29, 2008. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 29, 2008, based on the value outstanding.

Multifamily and commercial loans
Current	97.7%
30 Days	0.0%
60 Days	0.0%
90 Days	0.0%
120+ Days	2.3%
100%

First American Mortgage Funds 2008 Semiannual Report

FINANCIAL STATEMENTS

Statements of Assets and Liabilities February 29, 2008 (unaudited)

	ASP	BSP	CSP	SLA
Assets:
Unaffiliated investments, at value (cost: $68,966,849, $281,845,651, $361,045,998, $195,485,898) (note 2)	$67,761,488	$274,135,416	$353,561,191	$193,486,033
Affiliated money market fund, at value (cost: $1,491,279, $1,238,718, $2,403,756, $1,159,656) (note 3)	1,491,279	1,238,718	2,403,756	1,159,656
Receivable for accrued interest	364,071	1,370,424	2,032,215	1,028,683
Prepaid expenses and other assets	7,208	192,681	25,186	14,347
Total assets	69,624,046	276,937,239	358,022,348	195,688,719
Liabilities:
Payable under loan agreement (note 2)	8,500,000	55,000,000	65,000,000	40,500,000
Payable for reverse repurchase agreements (note 2)	9,746,000	27,381,000	34,651,000	17,745,000
Bank overdraft	43,404	65,877	43,556	29,220
Payable for investment advisory fees (note 3)	22,122	77,508	113,529	54,151
Payable for administrative fees (note 3)	10,102	38,343	50,869	27,075
Payable for interest expense	40,756	221,110	264,227	159,306
Payable for professional fees	24,739	24,836	25,191	24,770
Payable for other expenses	62,831	295,487	748,531	226,639
Total liabilities	18,449,954	83,104,161	100,896,903	58,766,161
Net assets applicable to outstanding capital stock	$51,174,092	$193,833,078	$257,125,445	$136,922,558
Composition of net assets:
Capital stock and additional paid-in capital	$53,464,061	$205,593,695	$265,918,796	$139,930,119
Undistributed (distributions in excess of) net investment income	67,101	(916,791)	1,391,109	137,831
Accumulated net realized loss on investments (note 5)	(1,151,709)	(3,133,591)	(2,699,653)	(1,145,527)
Unrealized depreciation of investments	(1,205,361)	(7,710,235)	(7,484,807)	(1,999,865)
Total–representing net assets applicable to capital stock	$51,174,092	$193,833,078	$257,125,445	$136,922,558
Net asset value and market price of capital stock:
Net assets outstanding	$51,174,092	$193,833,078	$257,125,445	$136,922,558
Shares outstanding (authorized 1 billion shares for each fund of $0.01 par value)	4,231,331	15,985,741	21,356,023	10,662,195
Net asset value per share	$12.09	$12.13	$12.04	$12.84
Market price per share	$10.91	$11.10	$11.20	$12.05

See accompanying Notes to Financial Statements.

First American Mortgage Funds 2008 Semiannual Report

Statements of Operations For the Six-Month Period Ended February 29, 2008 (unaudited)

	ASP	BSP	CSP	SLA
Investment income:
Interest from unaffiliated investments	$2,171,805	$7,282,221	$10,795,977	$6,066,035
Dividends from unaffiliated investments	382,381	1,655,831	2,164,502	1,152,004
Dividends from affiliated money market fund	31,268	70,364	76,337	50,302
Net operating income from real estate owned (note 2)	—	—	5,422	—
Total investment income	2,585,454	9,008,416	13,042,238	7,268,341
Expenses (note 3):
Investment advisory fees	142,504	482,324	680,215	341,259
Interest expense	534,573	2,129,453	2,429,735	1,647,716
Administrative fees	62,773	239,637	318,166	170,629
Custodian fees	5,699	19,392	25,786	14,035
Mortgage servicing fees	29,829	76,506	99,304	62,325
Professional fees	26,365	26,354	26,166	26,357
Postage and printing fees	6,399	14,140	18,533	11,033
Transfer agent fees	7,979	8,969	9,762	8,709
Listing fees	11,843	12,465	12,465	12,465
Directors' fees	12,349	12,349	12,349	12,349
Other expenses	33,179	34,504	41,336	32,790
Total expenses	873,492	3,056,093	3,673,817	2,339,667
Less: Fee reimbursements (note 3)	(1,283)	(2,641)	(3,766)	(2,403)
Less: Indirect payments from the custodian	(1,672)	(2,115)	(1,269)	(230)
Total net expenses	870,537	3,051,337	3,668,782	2,337,034
Net investment income	1,714,917	5,957,079	9,373,456	4,931,307
Net realized and unrealized gains (losses) on investments (note 4):
Net realized gain (loss) on investments	46,899	(113,561)	(101,753)	(517,645)
Net realized loss on real estate owned (note 2)	—	—	(1,416,458)	—
Net change in unrealized appreciation or depreciation of investments	441,436	2,696,783	2,886,317	(743,785)
Net gain (loss) on investments	488,335	2,583,222	1,368,106	(1,261,430)
Net increase in net assets resulting from operations	$2,203,252	$8,540,301	$10,741,562	$3,669,877

See accompanying Notes to Financial Statements.

First American Mortgage Funds 2008 Semiannual Report

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

	ASP		BSP
	Six-Month Period Ended 2/29/08 (unaudited)	Year Ended 8/31/07	Six-Month Period Ended 2/29/08 (unaudited)	Year Ended 8/31/07
Operations:
Net investment income	$1,714,917	$3,397,438	$5,957,079	$12,759,869
Net realized gain (loss) on investments	46,899	35,669	(113,561)	1,163,381
Net realized loss on real estate owned (note 2)	—	—	—	(5,777,852)
Net change in unrealized appreciation or depreciation of investments	441,436	(348,738)	2,696,783	6,921,781
Net increase in net assets resulting from operations	2,203,252	3,084,369	8,540,301	15,067,179
Distributions to shareholders (note 2):
From net investment income	(1,650,219)	(3,555,377)	(6,873,870)	(13,439,536)
From net realized gain on investments	—	—	—	—
Total distributions	(1,650,219)	(3,555,377)	(6,873,870)	(13,439,536)
Total increase (decrease) in net assets	553,033	(471,008)	1,666,431	1,627,643
Net assets at beginning of period	50,621,059	51,092,067	192,166,647	190,539,004
Net assets at end of period	$51,174,092	$50,621,059	$193,833,078	$192,166,647
Undistributed (distributions in excess of) net investment income	$67,101	$2,403	$(916,791)	$—

See accompanying Notes to Financial Statements.

First American Mortgage Funds 2008 Semiannual Report

	CSP		SLA
	Six- Month Period Ended 2/29/08 (unaudited)	Year Ended 8/31/07	Six-Month Period Ended 2/29/08 (unaudited)	Year Ended 8/31/07
Operations:
Net investment income	$9,373,456	$25,143,146	$4,931,307	$10,047,779
Net realized gain (loss) on investments	(101,753)	(305,760)	(517,645)	76,600
Net realized loss on real estate owned (note 2)	(1,416,458)	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,886,317	2,039,731	(743,785)	683,804
Net increase in net assets resulting from operations	10,741,562	26,877,117	3,669,877	10,808,183
Distributions to shareholders (note 2):
From net investment income	(11,083,778)	(25,202,031)	(4,797,988)	(11,126,853)
From net realized gain on investments	—	(1,450,715)	(510,399)	(1,033,380)
Total distributions	(11,083,778)	(26,652,746)	(5,308,387)	(12,160,233)
Total increase (decrease) in net assets	(342,216)	224,371	(1,638,510)	(1,352,050)
Net assets at beginning of period	257,467,661	257,243,290	138,561,068	139,913,118
Net assets at end of period	$257,125,445	$257,467,661	$136,922,558	$138,561,068
Undistributed (distributions in excess of) net investment income	$1,391,109	$3,101,431	$137,831	$4,512

See accompanying Notes to Financial Statements.

First American Mortgage Funds 2008 Semiannual Report

FINANCIAL STATEMENTS concluded

Statements of Cash Flows For the Six-Month Period Ended February 29, 2008 (unaudited)

	ASP	BSP	CSP	SLA
Cash flows from operating activities:
Net increase in net assets resulting from operations	$2,203,252	$8,540,301	$10,741,562	$3,669,877
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(9,469,808)	(132,422,642)	(140,619,312)	(54,497,250)
Proceeds from paydowns and sales of investments	10,734,227	123,967,671	108,551,375	37,907,332
Net purchases/sales of short-term investments	(148,918)	38,130	(975,127)	174,137
Net amortization/accretion of bond discount and premium	677	4,391	2,544	2,293
Net change in unrealized appreciation or depreciation of investments	(441,436)	(2,696,783)	(2,886,317)	743,785
Net realized gain/loss on investments	(46,899)	113,561	1,518,211	517,645
Increase/decrease in accrued interest receivable	31,433	(1,508)	(166,454)	(64,087)
Increase/decrease in prepaid expenses and other assets	3,822	(58,333)	68,956	(2,298)
Increase/decrease in accrued fees and expenses	(25,147)	162,756	269,530	87,673
Net cash provided by (used in) operating activities	2,841,203	(2,352,456)	(23,495,032)	(11,460,893)
Cash flows from financing activities:
Net proceeds for (payments from) borrowings under loan agreement	(1,500,000)	8,500,000	32,000,000	17,500,000
Net proceeds for (payments from) reverse repurchase agreements	313,066	656,935	2,688,286	(711,112)
Distributions paid to shareholders	(1,650,219)	(6,873,870)	(11,083,778)	(5,308,387)
Net cash provided by (used in) financing activities	(2,837,153)	2,283,065	23,604,508	11,480,501
Net increase/decrease in cash	4,050	(69,391)	109,476	19,608
Cash (bank overdraft) at beginning of period	(47,454)	3,514	(153,032)	(48,828)
Bank overdraft at end of period	$(43,404)	$(65,877)	$(43,556)	$(29,220)
Supplemental disclosure of cash flow information: Cash paid for interest	$576,388	$2,236,541	$2,355,165	$1,671,102

See accompanying Notes to Financial Statements.

First American Mortgage Funds 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS (unaudited as to February 29, 2008)

(1) Organization
   American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. II ("BSP"), American Strategic Income Portfolio Inc. III ("CSP"), and American Select Portfolio Inc. ("SLA") (the "funds") are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. The funds emphasize investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. They may also invest in U.S. government securities, corporate debt securities, preferred stock issued by real estate investment trusts, and mortgage servicing rights. In addition, the funds may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbols ASP, BSP, CSP, and SLA, respectively.

(2) Summary of Significant Accounting Policies
   Security Valuations

Security valuations for the funds' investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. ("FAF Advisors"), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating

First American Mortgage Funds 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS continued

to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

The funds' investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the funds' board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, and mortgage servicing rights as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in negotiations between the funds and third parties.

As of February 29, 2008, the funds had fair valued securities as follows:

Fund	Fair Value	Percentage of Net Assets
ASP	$52,257,537	102.1%
BSP	223,759,170	115.4
CSP	288,067,868	112.0
SLA	160,345,518	117.1

Security Transactions and Investment Income

For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Whole Loans and Participation Mortgages

Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities,

First American Mortgage Funds 2008 Semiannual Report

generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. The funds may invest in single family, multifamily, and commercial loans. Each fund currently limits its investment in commercial loans to 50% of its total assets.

At February 29, 2008, ASP had one single family loan representing 0.03% of net assets and 2.30% of total single family loans outstanding that was 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 29, 2008, no multifamily or commercial loans in ASP were delinquent.

At February 29, 2008, CSP had two multifamily loans representing 2.02% of net assets and 5.41% of total multifamily loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 29, 2008, no commercial loans in CSP were delinquent.

At February 29, 2008, SLA had one commercial loan representing 2.37% of net assets and 3.30% of total commercial loans outstanding that was 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 29, 2008, no multifamily loans in SLA were delinquent.

At February 29, 2008, no loans were delinquent in BSP.

The funds may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the funds may suffer a loss. In accordance with the valuation procedures adopted by the funds' board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

Real estate may be acquired through foreclosure on whole loans or similar obligations. The funds may receive rental or other income as a result of holding real estate. In addition, the funds may incur expenses associated with maintaining or improving any real estate owned. As of February 29, 2008, the funds held no real estate owned through foreclosure.

CSP recognized a loss of $1,416,458 on a real estate property sold during the six-month period ended February 29, 2008.

The income and capital improvements for the six months ended February 29, 2008 were:

CSP	Gross Rental Income	Operating Expenses	Net Operating Income	Capital Improvements
Chateau Club Apartment Building	$343,372	$337,950	$5,422	$31,839

Real estate income is recorded on a net basis in the income section of the funds' Statement of Operations. Capital improvements are recorded as an addition to the cost basis of the property, which will increase any loss at sale.

Mortgage Servicing Rights

The fund may acquire interests in the cash flow from servicing fees through contractual arrangements with mortgage services. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing

First American Mortgage Funds 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS continued

rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change. As of and for the six-month period ended February 29, 2008, the funds held no mortgage servicing rights.

Borrowings

The funds have entered into loan agreements with Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley") under which ASP, BSP, CSP, and SLA may borrow up to $10,000,000, $70,000,000, $90,000,000, and $50,000,000, respectively, using whole loans as collateral. Such agreements terminate on March 21, 2008, but may be extended in the sole discretion of Morgan Stanley, at the request of the funds. In addition to principal and interest payments paid by each fund to Morgan Stanley for borrowings outstanding, each fund pays an annual fee of 0.15% to Morgan Stanley on any unused portion of the fund's loan commitment. The funds also borrow money by entering into reverse repurchase agreements, which involve the sale of portfolio-eligible securities by the funds, coupled with an agreement to repurchase the securities at a specified date and price.

Borrowings may increase volatility of the funds' net asset values and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Each fund is subject to a restriction on borrowing under which each fund must maintain asset coverage of at least 300%. The interest expense incurred on borrowings is recognized as "Interest Expense" in the Statements of Operations. For the six-month period ended February 29, 2008, the weighted average borrowings outstanding for ASP, BSP, CSP, and SLA were $18,904,028, $73,924,275, $87,336,794, and $57,802,461, respectively, and the weighted average interest rates paid by the funds on such borrowings were 5.46%, 5.59%, 5.36%, and 5.44%, respectively.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 29, 2008, the funds had no outstanding when-issued or forward-commitment securities.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default. As of February 29, 2008, the funds had no outstanding repurchase agreements.

Federal Taxes

Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as

First American Mortgage Funds 2008 Semiannual Report

amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sales losses, paydown gains and losses, tax mark-to-market adjustments under Section 311(e) of the Taxpayer relief Act of 1997, tax deductions for real estate owned and investments in REITS. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the funds.

The character of distributions paid during the six-month period ended February 29, 2008 (estimated) and fiscal year ended August 31, 2007, were as follows:

	ASP		BSP
	2/29/08	8/31/07	2/29/08	8/31/07
Distributions paid from:
Ordinary income	$1,650,219	$3,555,377	$6,873,870	$13,439,536
Long-term capital gains	—	—	—	—
Total	$1,650,219	$3,555,377	$6,873,870	$13,439,536
	CSP		SLA
	2/29/08	8/31/07	2/29/08	8/31/07
Distributions paid from:
Ordinary income	$11,083,778	$25,604,202	$4,797,988	$11,160,865
Long-term capital gains	—	1,048,544	510,399	999,368
Total	$11,083,778	$26,652,746	$5,308,357	$12,160,233

At August 31, 2007, the funds' most recently completed fiscal year-end, the components of accumulated deficit on a tax basis were as follows:

	ASP	BSP	CSP	SLA
Undistributed ordinary income	$—	$—	$3,066,843	$4,513
Accumulated long-term capital gains	—	—	—	465,947
Accumulated capital and post-October losses	(1,004,452)	(2,858,586)	(1,091,077)	—
Unrealized depreciation	(1,838,550)	(10,568,462)	(10,426,901)	(1,839,511)
Accumulated deficit	$(2,843,002)	$(13,427,048)	$(8,451,135)	$(1,369,051)

The difference between book basis and tax basis unrealized appreciation (depreciation) at August 31, 2007, is attributable to adjustments for REITs, depreciation on real estate owned properties, and a one-time tax election whereby the funds marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the funds are distributed to shareholders at least

First American Mortgage Funds 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS continued

annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' capital stock. Under each fund's plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the funds will issue new shares at a discount of up to 5% from the current market price.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds, until distributed in accordance with the Plan.

Use of Estimates in Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

(3) Expenses
   Investment Advisory Fees

Pursuant to investment advisory agreements with each fund (each an "Agreement"), FAF Advisors, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the funds' assets and furnishes related office facilities, equipment, research, and personnel. For ASP, BSP, and CSP, the Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.20% of the respective fund's average weekly net assets and 4.50% of the daily gross income accrued by such fund during the month (i.e., investment income, including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the funds). The monthly investment advisory fee shall not exceed, in the aggregate, 1/12 of 0.725% of the respective fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For SLA, the Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.50% of the fund's average weekly net assets. For its fees, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the funds.

The funds may invest in money market funds that are a series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to these funds and the related money market funds, FAF Advisors will reimburse to each fund an amount equal to the investment advisory fees received from the related money market funds that are attributable to the assets of that fund.

Administrative Fees

FAF Advisors serves as the funds' administrator pursuant to administration agreements between FAF Advisors and each fund. Under these agreements, FAF Advisors receives a monthly administrative

First American Mortgage Funds 2008 Semiannual Report

fee from each fund in an amount equal to 0.25% of the fund's average weekly net assets. For its fee, FAF Advisors provides numerous services to the funds including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Custodian Fees

U.S. Bank serves as each fund's custodian pursuant to a custodian agreement with the funds. The custodian fee charged to each fund is equal to an annual rate of 0.02% of such fund's average weekly net assets. These fees are computed weekly and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used reduce to portion of each fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund's custodian expenses. For the six-month period ended February 29, 2008, custodian fees for ASP, BSP, CSP, and SLA were increased by $53, $0, $0, and $750 as a result of overdrafts and reduced by $1,672, $2,115, $1,269, and $230 as a result of interest earned, respectively.

Mortgage Servicing Fees

The funds may enter into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

Other Fees and Expenses

In addition to the investment advisory, administrative, custodian, and mortgage servicing fees, the funds are responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses. For the six-month period ended February 29, 2008, legal fees and expenses of $3,627, $3,627, $3,627, $3,627 for ASP, BSP, CSP, and SLA, respectively, were paid to a law firm of which an Assistant Secretary of the funds is a partner.

Expenses that are directly related to a fund are charged directly to that fund. Other operating expenses of the First American Family of Funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods.

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six-month period ended February 29, 2008, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
ASP	$9,469,808	$10,734,227
BSP	132,422,642	123,967,671
CSP	140,619,312	108,551,375
SLA	54,497,250	37,907,332

Included in proceeds from sales for ASP, BSP, CSP, and SLA were $86,000, $46,753, $0, and $37,500, respectively, from prepayment penalties.

First American Mortgage Funds 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS continued

(5) Capital Loss Carryover
   For federal income tax purposes, the funds had capital loss carryovers at August 31, 2007, the funds' most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the funds' fiscal year-ends as follows:

	Expiration
Fund	2008	2009	2010	2011	2012	2013	2014	2015	Total
ASP	$—	$737,067	$267,385	$—	$—	$—	$—	$—	$1,004,452
BSP	—	—	—	—	—	—	2,858,586	—	2,858,586
CSP	—	—	—	—	—	—	—	551,492	551,492
SLA	—	—	—	—	—	—	—	—	—

  CSP incurred losses of $539,585, for tax purposes, for the period from November 1, 2006 to August 31, 2007. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2008.

(6) Indemnifications
   The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(7) New Accounting Pronouncements
   On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a "more-likely-than-not" threshold would be recorded as a tax expense in the current year. The funds have adopted FIN 48 and as of February 29, 2008, the funds did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable tax authority.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 29, 2008, the funds do not believe the adoption of FAS 157 will materially impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for the fiscal period.

(8) Subsequent Event
   Prior to the termination date of the loan agreements entered into between Morgan Stanley and each of the funds, as described in Note 2 of Notes to Financial Statements, Morgan Stanley notified the funds that it did not intend to extend such agreements. The funds and Morgan Stanley subsequently negotiated an amendment of the loan agreements, extending the termination date to June 23, 2008, with the following conditions: (1) at the request of Morgan Stanley, if a fund has not received a binding commitment to refinance its loan agreement by May 22, 2008, such fund must repay all outstanding amounts owing to Morgan Stanley; and (2) the funds are required to prepay, on or before May 7, 2008, an aggregate amount of $75,000,000, together with accrued and unpaid interest thereon, with such aggregate amount to be paid by the funds on a pro rata basis according to the unpaid principal balance of each fund's borrowings. The funds are in the

First American Mortgage Funds 2008 Semiannual Report

process of negotiating refinancing arrangements with other potential lenders. If the funds are unable to obtain binding commitments to refinance the loan agreements, the funds may be required to repay all amounts owing to Morgan Stanley. In order to satisfy such repayment obligations, it may be necessary for the funds to sell assets at a time that could prevent the funds from realizing prices considered to be advantageous.

First American Mortgage Funds 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS continued

(9) Financial Highlights
   Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

ASP

	Six-Month Period Ended 2/29/08		Year Ended August 31,		Nine-Month Fiscal Period Ended		Year Ended November 30,
	(unaudited)		2007	2006	8/31/05		2004	2003	2002
Per-Share Data
Net asset value, beginning of period	$11.96		$12.07	$12.36	$12.64		$12.67	$12.61	$12.63
Operations:
Net investment income	0.41		0.80	0.82	0.55		0.94	0.89	0.96
Net realized and unrealized gains (losses) on investments	0.11		(0.07)	(0.37)	(0.19)		(0.10)	0.04	0.05
Total from operations	0.52		0.73	0.45	0.36		0.84	0.93	1.01
Distributions to shareholders:
From net investment income	(0.39)		(0.84)	(0.74)	(0.62)		(0.87)	(0.87)	(1.03)
From return of capital	—		—	—	(0.02)		—	—	—
Total distributions	(0.39)		(0.84)	(0.74)	(0.64)		(0.87)	(0.87)	(1.03)
Net asset value, end of period	$12.09		$11.96	$12.07	$12.36		$12.64	$12.67	$12.61
Market value, end of period	$10.91		$11.41	$10.94	$11.35		$12.00	$12.80	$12.05
Selected Information
Total return, net asset value (a)	4.45	% (d)	6.14%	3.73%	2.94	% (d)	6.85%	7.65%	8.32%
Total return, market value (b)	(0.85	)% (d)	12.19%	3.18%	(0.14	)% (d)	0.48%	13.92%	2.32%
Net assets at end of period (in millions)	$51		$51	$51	$52		$54	$54	$53
Ratio of expenses to average weekly net assets before fee reimbursements	3.48	% (e)	3.27%	2.10%	1.59	% (e)	1.41%	2.00%	2.81%
Ratio of expenses to average weekly net assets after fee reimbursements	3.47	% (e)	3.26%	2.10%	1.59	% (e)	1.41%	2.00%	2.81%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.35	% (e)	1.33%	1.02%	1.17	% (e)	1.13%	1.39%	1.63%
Ratio of net investment income to average weekly net assets before fee reimbursements	6.83	% (e)	6.56%	6.76%	5.85	% (e)	7.46%	7.08%	7.56%
Ratio of net investment income to average weekly net assets after fee reimbursements	6.84	% (e)	6.57%	6.76%	5.85	% (e)	7.46%	7.08%	7.56%
Portfolio turnover rate	14%		24%	18%	10%		26%	50%	18%
Amount of borrowings outstanding at end of period (in millions)	$18		$19	$17	$8		$7	$16	$17
Per-share amount of borrowings outstanding at end of period	$4.31		$4.59	$4.01	$1.90		$1.64	$3.69	$3.92
Per-share amount of net assets, excluding borrowings, at end of period	$16.40		$16.55	$16.08	$14.48		$14.28	$16.36	$16.53
Asset coverage ratio (c)	380%		360%	401%	751%		872%	443%	421%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Total return has not been annualized.

(e)  Annualized.

First American Mortgage Funds 2008 Semiannual Report

(9) Financial Highlights
   Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

BSP

	Six-Month Period Ended 2/29/08		Year Ended August 31,		Three-Month Fiscal Period Ended		Year Ended May 31,
	(unaudited)		2007	2006	8/31/05		2005	2004	2003
Per-Share Data
Net asset value, beginning of period	$12.02		$11.92	$12.15	$12.41		$12.98	$13.12	$13.29
Operations:
Net investment income	0.37		0.80	0.93	0.23		1.06	1.12	1.12
Net realized and unrealized gains (losses) on investments	0.17		0.14	(0.23)	(0.25)		(0.59)	(0.12)	(0.15)
Total from operations	0.54		0.94	0.70	(0.02)		0.47	1.00	0.97
Distributions to shareholders:
From net investment income	(0.43)		(0.84)	(0.93)	(0.24)		(1.04)	(1.14)	(1.14)
Net asset value, end of period	$12.13		$12.02	$11.92	$12.15		$12.41	$12.98	$13.12
Market value, end of period	$11.10		$11.32	$10.76	$11.57		$12.00	$12.84	$13.70
Selected Information
Total return, net asset value (a)	4.41	% (d)	8.06%	6.02%	0.17	% (d)	3.85%	7.95%	7.59%
Total return, market value (b)	2.03	% (d)	13.18%	1.34%	(1.59	)% (d)	1.51%	2.16%	13.51%
Net assets at end of period (in millions)	$194		$192	$191	$194		$198	$207	$209
Ratio of expenses to average weekly net assets before fee reimbursements	3.19	% (e)	2.57%	3.01%	2.28	% (e)	1.78%	1.77%	2.99%
Ratio of expenses to average weekly net assets after fee reimbursements	3.19	% (e)	2.56%	3.01%	2.28	% (e)	1.78%	1.77%	2.99%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	0.97	% (e)	0.99%	2.05%	1.06	% (e)	1.13%	1.18%	1.68%
Ratio of net investment income to average weekly net assets before fee reimbursements	6.23	% (e)	6.56%	7.80%	7.36	% (e)	8.40%	8.61%	8.52%
Ratio of net investment income to average weekly net assets after fee reimbursements	6.23	% (e)	6.57%	7.80%	7.36	% (e)	8.40%	8.61%	8.52%
Portfolio turnover rate	47%		86%	49%	8%		44%	34%	24%
Amount of borrowings outstanding at end of period (in millions)	$82		$73	$56	$61		$49	$63	$73
Per-share amount of borrowings outstanding at end of period	$5.15		$4.58	$3.48	$3.79		$3.09	$3.94	$4.55
Per-share amount of net assets, excluding borrowings, at end of period	$17.28		$16.60	$15.40	$15.94		$15.50	$16.92	$17.67
Asset coverage ratio (c)	335%		362%	443%	421%		502%	429%	388%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Total return has not been annualized.

(e)  Annualized.

First American Mortgage Funds 2008 Semiannual Report

Notes to FINANCIAL STATEMENTS continued

(9) Financial Highlights
   Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

CSP

	Six-Month Period Ended 2/29/08		Year Ended August 31,		Three-Month Fiscal Period Ended		Year Ended May 31,
	(unaudited)		2007	2006	8/31/05		2005	2004	2003
Per-Share Data
Net asset value, beginning of period	$12.06		$12.04	$12.08	$12.14		$12.40	$12.52	$12.55
Operations:
Net investment income	0.44		1.18	1.01	0.23		0.98	1.04	1.07
Net realized and unrealized gains (losses) on investments	0.06		0.09	(0.26)	(0.08)		(0.24)	(0.04)	(0.05)
Total from operations	0.50		1.27	0.75	0.15		0.74	1.00	1.02
Distributions to shareholders:
From net investment income	(0.52)		(1.18)	(0.79)	(0.21)		(1.00)	(1.12)	(1.05)
From net realized gain on investments	—		(0.07)	—	—		—	—	—
Total distributions	(0.52)		(1.25)	(0.79)	(0.21)		(1.00)	(1.12)	(1.05)
Net asset value, end of period	$12.04		$12.06	$12.04	$12.08		$12.14	$12.40	$12.52
Market value, end of period	$11.20		$11.35	$11.20	$11.10		$11.79	$12.00	$12.67
Selected Information
Total return, net asset value (a)	4.27	% (d)	10.97%	6.45%	1.67	% (d)	6.31%	8.31%	8.44%
Total return, market value (b)	3.48	% (d)	12.44%	8.60%	(4.09	)% (d)	6.64%	3.49%	11.01%
Net assets at end of period (in millions)	$257		$257	$257	$258		$259	$265	$267
Ratio of expenses to average weekly net assets before fee reimbursements	2.89	% (e)	2.29%	2.20%	2.21	% (e)	1.90%	1.68%	2.85%
Ratio of expenses to average weekly net assets after fee reimbursements	2.89	% (e)	2.28%	2.20%	2.21	% (e)	1.90%	1.68%	2.85%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	0.98	% (e)	1.09%	0.96%	1.06	% (e)	1.12%	1.13%	1.71%
Ratio of net investment income to average weekly net assets before fee reimbursements	7.38	% (e)	9.67%	8.39%	7.49	% (e)	8.01%	8.32%	8.55%
Ratio of net investment income to average weekly net assets after fee reimbursements	7.38	% (e)	9.68%	8.39%	7.49	% (e)	8.01%	8.32%	8.55%
Portfolio turnover rate	32%		87%	56%	13%		48%	44%	20%
Amount of borrowings outstanding at end of period (in millions)	$100		$65	$54	$62		$59	$75	$63
Per-share amount of borrowings outstanding at end of period	$4.67		$3.04	$2.54	$2.93		$2.74	$3.53	$2.93
Per-share amount of net assets, excluding borrowings, at end of period	$16.71		$15.10	$14.58	$14.82		$14.88	$15.93	$15.45
Asset coverage ratio (c)	358%		496%	575%	513%		543%	451%	527%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Total return has not been annualized.

(e)  Annualized.

First American Mortgage Funds 2008 Semiannual Report

(9) Financial Highlights
   Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

SLA

	Six-Month Period Ended 2/29/08		Year Ended August 31,		Nine-Month Fiscal Period Ended		Year Ended November 30,
	(unaudited)		2007	2006	8/31/05		2004	2003	2002
Per-Share Data
Net asset value, beginning of period	$13.00		$13.12	$13.57	$13.14		$13.41	$13.48	$13.38
Operations:
Net investment income	0.46		0.94	0.93	0.96		1.03	1.05	1.13
Net realized and unrealized gains (losses) on investments	(0.12)		0.08	(0.15)	0.12		(0.26)	(0.04)	0.17
Total from operations	0.34		1.02	0.78	1.08		0.77	1.01	1.30
Distributions to shareholders:
From net investment income	(0.45)		(1.04)	(1.09)	(0.65)		(1.04)	(1.08)	(1.20)
From net realized gain on investments	(0.05)		(0.10)	(0.14)	—		—	—	—
Total distributions	(0.50)		(1.14)	(1.23)	(0.65)		(1.04)	(1.08)	(1.20)
Net asset value, end of period	$12.84		$13.00	$13.12	$13.57		$13.14	$13.41	$13.48
Market value, end of period	$12.05		$12.37	$12.12	$12.45		$12.79	$13.64	$12.86
Selected Information
Total return, net asset value (a)	2.67	% (d)	8.13%	6.12%	8.47	% (d)	5.97%	7.72%	10.13%
Total return, market value (b)	1.67	% (d)	11.65%	7.86%	2.61	% (d)	1.44%	14.92%	3.91%
Net assets at end of period (in millions)	$137		$139	$140	$145		$140	$143	$144
Ratio of expenses to average weekly net assets before fee reimbursements	3.44	% (e)	2.73%	2.17%	2.31	% (e)	1.87%	2.05%	2.82%
Ratio of expenses to average weekly net assets after fee reimbursements	3.43	% (e)	2.72%	2.17%	2.31	% (e)	1.87%	2.05%	2.82%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.02	% (e)	1.02%	0.89%	1.02	% (e)	1.06%	1.18%	1.47%
Ratio of net investment income to average weekly net assets before fee reimbursements	7.24	% (e)	7.21%	7.11%	9.77	% (e)	7.79%	7.79%	8.41%
Ratio of net investment income to average weekly net assets after fee reimbursements	7.25	% (e)	7.22%	7.11%	9.77	% (e)	7.79%	7.79%	8.41%
Portfolio turnover rate	20%		59%	32%	35%		13%	38%	31%
Amount of borrowings outstanding at end of period (in millions)	$58		$41	$32	$30		$41	$49	$29
Per-share amount of borrowings outstanding at end of period	$5.46		$3.88	$2.96	$2.82		$3.87	$4.57	$2.67
Per-share amount of net assets, excluding borrowings, at end of period	$18.30		$16.88	$16.08	$16.39		$17.01	$17.98	$16.15
Asset coverage ratio (c)	335%		434%	543%	581%		439%	394%	604%

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Total return has not been annualized.

(e)  Annualized.

First American Mortgage Funds Semiannual Report 2008

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio  February 29, 2008

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities — 10.2%
Fixed Rate — 10.2%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 (b)		$607,086	$622,097	$623,093
9.00%, 7/1/30, #C40149		77,886	79,736	86,852
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 (b)		334,115	339,104	346,076
5.00%, 7/1/18, #724954 (b)		1,379,396	1,377,856	1,400,869
6.50%, 6/1/29, #252497 (b)		162,671	161,691	170,124
7.50%, 3/1/30, #495694		83,805	82,588	88,768
7.50%, 5/1/30, #535289 (b)		32,394	31,421	35,018
8.00%, 5/1/30, #538266 (b)		11,617	11,485	12,609
6.00%, 5/1/31, #535909 (b)		311,008	312,586	319,683
6.50%, 11/1/31, #613339 (b)		152,402	155,425	159,144
5.50%, 7/1/33, #720735 (b)		1,966,375	1,945,186	1,985,569
Total U.S. Government Agency Mortgage-Backed Securities			5,119,175	5,227,805
Corporate Note (c) (d) — 7.0%
Fixed Rate — 7.0%
Stratus Properties V, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,570,000
Whole Loans and Participation Mortgages (c) (e) — 95.1%
Commercial Loans — 68.5%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11 (f)	12/30/05	1,466,311	1,466,311	1,502,223
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	12/27/00	851,749	851,749	860,266
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17 (f)	6/14/07	1,939,243	1,939,243	1,955,822
Dependable Mini-Storage I, Plano, TX, 6.64%, 7/1/11 (d) (f)	6/27/06	2,800,000	2,800,000	2,884,000
Dependable Mini-Storage II, Plano, TX, 11.88%, 7/1/11 (d)	6/27/06	300,000	300,000	309,000
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,612,908	1,612,908	1,503,547
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 (f)	6/11/02	1,977,794	1,977,794	2,056,910
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17 (d)	6/28/07	1,250,000	1,250,000	1,292,192
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17 (d)	6/28/07	2,000,000	2,000,000	2,060,000
Metro Center, Albuquerque, NM, 5.20%, 5/1/09 (f)	4/7/04	2,447,431	2,447,431	2,466,195
Metro Center II, Albuquerque, NM, 7.88%, 5/1/09	3/20/06	146,663	146,663	136,279
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11 (f)	2/28/06	1,598,111	1,598,111	1,646,054
Naples Boat Club, Naples, FL, 6.43%, 1/1/17 (f)	12/28/06	1,752,960	1,752,960	1,788,515
Orchard Commons, Englewood, CO, 8.63%, 4/1/11	3/28/01	966,623	966,623	1,005,288
Palace Court, Santa Fe, NM, 6.68%, 11/1/11 (d) (f)	10/2/06	1,900,000	1,900,000	1,957,000
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 (d) (f)	8/3/06	1,900,000	1,900,000	1,954,914
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11 (f)	12/23/05	1,384,539	1,384,539	1,427,634
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11 (f)	1/6/03	1,521,859	1,521,859	1,567,515
Stephens Center, Missoula, MT, 6.38%, 9/1/10 (f)	4/20/06	1,849,600	1,849,600	1,907,315
The Storage Place, Marana, AZ, 6.65%, 1/1/13	12/20/07	3,200,000	3,200,000	3,311,003
Voit Office Building, Orange, CA, 8.13%, 9/1/08 (f)	8/17/01	1,447,074	1,447,074	1,461,545
			34,312,865	35,053,217
Multifamily Loans — 25.3%
Forest Club Apartments, Dallas, TX, 11.88%, 5/1/08 (d)	4/19/06	1,720,000	1,720,000	1,572,524
Franklin Woods Apartments, Franklin, NH, 5.88%, 3/1/10	2/24/95	812,855	812,855	821,542
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 (f)	6/3/04	1,182,739	1,182,739	1,188,824
Park Hollywood, Portland, OR, 7.38%, 6/1/12	5/31/02	1,111,499	1,111,499	1,167,074
Spring Creek Gardens, Plano, TX, 6.27%, 1/1/09 (d) (g)	12/22/05	2,050,000	2,050,000	1,877,779
Steel Lake Apartments, Federal Way, WA, 5.79%, 6/1/08 (d) (g)	5/31/05	3,985,000	3,985,000	3,478,568
Vanderbilt Condominiums, Austin, TX, 8.04%, 10/1/09	9/29/99	1,088,898	1,088,898	1,096,130
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.25%, 3/1/08 (g)	2/21/03	833,420	833,420	672,382
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 9.88%, 3/1/08	2/21/03	154,005	154,005	139,081

See accompanying Notes to Schedule of Investments.

First American Mortgage Funds 2008 Semiannual Report

American Strategic Income Portfolio (continued)

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Woodland Garden Apartments, Arlington, WA, 7.38%, 9/1/08	8/26/98	$935,766	$935,766	$945,123
			13,874,182	12,959,027
Single Family Loans — 1.3%
Aegis II, 1 loan, Texas, 9.66%, 1/28/14	12/28/95	3,788	3,458	3,842
American Portfolio, 1 loan, California, 4.88%, 10/18/15	7/18/95	20,189	19,165	20,795
Anivan, 1 loan, Maryland, 5.19%, 4/14/12	6/14/96	80,076	80,598	76,487
Bank of New Mexico, 1 loan, New Mexico, 6.23%, 3/31/10	5/31/96	35,526	34,860	34,473
Bluebonnet Savings and Loan, 6 loans, Texas, 6.66%, 8/31/10	5/22/92	136,786	125,166	131,817
Bluebonnet Savings and Loan II, 1 loan, Texas, 11.50%, 8/31/10	5/22/92	248	243	227
CLSI Allison Wiliams, 1 loan, Texas, 9.38%, 8/1/17	2/28/92	8,229	7,556	7,998
Cross Roads Savings and Loan, 1 loan, Oklahoma, 6.25%, 1/1/21	1/7/92	35,061	33,157	33,449
Cross Roads Savings and Loan II, 1 loan, Oklahoma, 8.34%, 1/1/21 (h)	1/7/92	21,327	20,045	15,825
Fairbanks, 1 loan, Utah, 5.50%, 9/23/15	5/21/92	19,619	16,652	20,208
First Boston Mortgage Pool, 1 loan, Virginia, 9.04%, 7/1/08	6/23/92	3,512	3,512	3,529
Knutson Mortgage Portfolio I, 2 loans, Maine and Montana, 9.37%, 8/1/17	2/26/92	139,641	133,244	143,831
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 9/30/12	9/9/92	43,759	41,555	45,072
Nomura III, 3 loans, midwestern United States, 8.20%, 4/29/17	9/29/95	75,589	65,735	77,773
Rand Mortgage Corporation, 2 loans, Texas, 9.50%, 8/1/17	2/21/92	58,221	47,665	59,967
			632,611	675,293
Total Whole Loans and Participation Mortgages			48,819,658	48,687,537
Preferred Stocks — 20.1%
Real Estate Investment Trusts — 20.1%
AMB Property, Series L (b)		14,500	359,755	316,970
AMB Property, Series M (b)		5,600	139,850	127,400
AMB Property, Series P (b)		14,500	367,575	329,150
BRE Properties, Series C (b)		400	10,216	8,692
BRE Properties, Series D (b)		400	10,180	8,688
Developers Diversified Realty, Series H (b)		4,750	122,821	109,725
Developers Diversified Realty, Series I (b)		3,800	100,450	89,794
Duke Realty, Series J (b)		2,100	52,246	44,982
Duke Realty, Series K (b)		6,200	152,825	130,014
Duke Realty, Series L (b)		12,000	302,160	255,120
Duke Realty, Series M (b)		2,000	50,000	44,180
Duke Realty, Series O		20,000	500,000	499,200
Equity Residential Properties, Series N (b)		20,100	500,946	443,808
Health Care Properties, Series E (b)		10,500	274,759	250,005
Health Care Properties, Series F (b)		15,150	390,230	336,330
Hospitality Properties Trust, Series C (b)		52,700	1,293,720	1,022,907
HRPT Properties Trust, Series B (b)		8,171	212,725	200,271
Kimco Realty, Series F (b)		19,400	500,619	436,500
Kimco Realty, Series G (b)		25,000	625,000	605,000
Post Properties, Series B (b)		17,800	468,112	425,954
Prologis Trust, Series F (b)		6,700	167,835	157,450
Prologis Trust, Series G (b)		13,200	330,984	310,332
Public Storage, Series A (b)		6,000	144,291	132,180
Public Storage, Series F (b)		9,300	231,105	202,182
Public Storage, Series L (b)		27,400	673,400	621,706
Public Storage, Series M (b)		4,000	100,000	89,600
Public Storage, Series X (b)		11,500	282,309	244,950
Public Storage, Series Z (b)		3,000	74,330	65,520
Realty Income, Series D (b)		20,500	546,185	492,000
Realty Income, Series E (b)		27,000	679,050	603,450
Regency Centers, Series C (b)		16,000	394,675	380,000
Regency Centers, Series D (b)		34,850	902,085	783,080
Vornado Realty Trust, Series E (b)		4,800	121,338	113,088
Vornado Realty Trust, Series F (b)		7,800	199,340	176,358

See accompanying Notes to Schedule of Investments.

First American Mortgage Funds 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (continued)

Description of Security	Shares	Cost	Value (a)
Vornado Realty Trust, Series G (b)	8,000	$200,400	$174,800
Vornado Realty Trust, Series I (b)	2,000	46,500	44,760
Total Preferred Stocks		11,528,016	10,276,146
Total Unaffiliated Investments		68,966,849	67,761,488
Short-Term Investment — 2.9%
First American Prime Obligations Fund, Class Z (i)	1,491,279	1,491,279	1,491,279
Total Investments (j) — 135.3%		$70,458,128	$69,252,767
Other Assets and Liabilities, Net — (35.3)%			(18,078,675)
Total Net Assets — 100.0%			$51,174,092

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 29, 2008, securities valued at $14,481,262 were pledged as collateral for the following outstanding reverse repurchase agreements.

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$4,952,000	2/13/08	3.25%	3/10/08	$7,600	(1)
4,794,000	2/8/08	3.89%	3/10/08	5,656	(2)
$9,746,000				$13,256

*  Interest rate as of February 29, 2008. Rate is based on the London InterBank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $607,086 par
Federal National Mortgage Association, 6.00%, 10/1/16, $334,115 par
Federal National Mortgage Association, 5.00%, 7/1/18, $1,379,396 par
Federal National Mortgage Association, 6.50%, 6/1/29, $162,671 par
Federal National Mortgage Association, 7.50%, 5/1/30, $32,394 par
Federal National Mortgage Association, 8.00%, 5/1/30, $11,617 par
Federal National Mortgage Association, 6.00%, 5/1/31, $311,008 par
Federal National Mortgage Association, 6.50%, 11/1/31, $152,402 par
Federal National Mortgage Association, 5.50%, 7/1/33, $1,966,375 par

  (2)  Dresdner Bank:
AMB Property, Series L, 14,500 shares
AMB Property, Series M, 5,600 shares
AMB Property, Series P, 13,968 shares
BRE Properties, Series C, 400 shares
BRE Properties, Series D, 400 shares
Developers Diversified Realty, Series H, 4,750 shares
Developers Diversified Realty, Series I, 3,500 shares
Duke Realty, Series J, 2,100 shares
Duke Realty, Series K, 6,200 shares
Duke Realty, Series L, 12,000 shares
Duke Realty, Series M, 2,000 shares
Equity Residential Properties, Series N, 20,100 shares
Health Care Properties, Series E, 10,500 shares
Health Care Properties, Series F, 15,150 shares
Hospitality Property Trust, Series C, 52,700 shares
HRPT Properties Trust, Series B, 8,171 shares
Kimco Realty, Series F, 19,400 shares
Kimco Realty, Series G, 25,000 shares
Post Properties, Series B, 12,500 shares
Prologis Trust, Series F, 6,700 shares
Prologis Trust, Series G, 13,200 shares
Public Storage, Series A, 6,000 shares

First American Mortgage Funds 2008 Semiannual Report

American Strategic Income Portfolio (concluded)

Public Storage, Series F, 9,300 shares
Public Storage, Series L, 27,400 shares
Public Storage, Series M, 4,000 shares
Public Storage, Series X, 11,500 shares
Public Storage, Series Z, 3,000 shares
Realty Income, Series D, 20,500 shares
Realty Income, Series E, 27,000 shares
Regency Centers, Series C, 7,500 shares
Regency Centers, Series D, 34,850 shares
Vornado Realty Trust, Series E, 4,800 shares
Vornado Realty Trust, Series F, 7,800 shares
Vornado Realty Trust, Series G, 8,000 shares
Vornado Realty Trust, Series I, 2,000 shares

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $6,500,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $6,500,000 lending commitment.

(c)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 29, 2008, the total value of fair valued securities was $52,257,537 or 102.1% of net assets. See note 2 in Notes to Financial Statements.

(d)  Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance of the loan is due at maturity. The interest rate disclosed represents the coupon rate in effect as of February 29, 2008.

(e)  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage services) on February 29, 2008. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 29, 2008.

(f)  Securities pledged as collateral for outstanding borrowings under loan agreement. On February 29, 2008, securities valued at $25,764,466 were pledged as collateral for the following outstanding borrowings:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$8,500,000	2/1/08	4.02%	3/3/08	$27,500	(1)

*  Interest rate as of February 29, 2008. Rate is based on the London InterBank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:
Advance Self Storage, 6.13%, 1/1/11, $1,466,311 par
Copper Junction, 6.38%, 7/1/17, $1,939,243 par
Dependable Mini-Storage I, 6.64%, 7/1/11, $2,800,000 par
Hunt Club Apartments, 5.64%, 7/1/11, $1,182,739 par
Integrity Plaza Shopping Center, 7.88%, 7/1/12, $1,977,794 par
Metro Center, 5.20%, 5/1/09, $2,447,431 par
Minikahda Mini Storage IV, 7.15%, 3/1/11, $1,598,111 par
Naples Boat Club, 6.43%, 1/1/17, $1,752,960 par
Palace Court, 6.68%, 11/1/11, $1,900,000 par
Par 3 Office Building, 6.63%, 8/1/13, $1,900,000 par
Perkins Restaurant, 6.38%, 1/1/11 $1,384,539 par
Rockwood Galleria, 7.25%, 2/1/11, $1,521,859 par
Stephens Center, 6.38%, 9/1/10, $1,849,600 par
Voit Office Building, 8.13%, 9/1/08 $1,447,074 par

(g)  Variable Rate Security – The rate shown is the net coupon rate as of February 29, 2008.

(h)  Loan or a portion of this loan not current on interest and/or principal payments.

(i)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(j)  On February 29, 2008, the cost of investments was $70,458,128. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,177,867
Gross unrealized depreciation	(2,383,228)
Net unrealized depreciation	$(1,205,361)

First American Mortgage Funds 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II  February 29, 2008

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities (b) — 3.6%
Fixed Rate — 3.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$3,237,792	$3,317,845	$3,323,162
9.00%, 7/1/30, #C40149		129,811	132,894	144,754
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		238,456	239,466	246,992
5.50%, 6/1/17, #648508		274,669	275,759	282,157
5.00%, 9/1/17, #254486		486,743	487,772	494,044
5.00%, 11/1/17, #657356		1,000,916	1,005,147	1,015,929
6.50%, 6/1/29, #252497		1,084,471	1,077,940	1,134,160
7.50%, 5/1/30, #535289		116,618	113,115	126,065
8.00%, 5/1/30, #538266		41,820	41,347	45,395
8.00%, 6/1/30, #253347		147,461	145,792	160,064
Total U.S. Government Agency Mortgage-Backed Securities			6,837,077	6,972,722
Corporate Notes (c) (d) — 11.4%
Fixed Rate — 11.4%
Sarofim South and Bland, 6.90%, 1/1/11	12/21/07	8,511,612	8,511,612	8,766,960
Stratus Properties II, 6.56%, 12/31/11	6/14/01	5,000,000	5,000,000	5,100,000
Stratus Properties III, 6.56%, 12/31/11	12/1/06	8,000,000	8,000,000	8,160,000
Total Corporate Notes			21,511,612	22,026,960
Whole Loans and Participation Mortgages (c) (e) — 104.1%
Commercial Loans — 59.4%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 (f)	6/23/04	6,376,067	6,376,067	6,454,478
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11	8/18/06	1,481,611	1,481,611	1,540,876
American Mini-Storage, Memphis, TN, 6.80%, 12/1/10	11/5/07	3,060,000	3,060,000	3,151,800
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17 (f)	3/31/97	1,143,858	1,143,858	1,148,286
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09 (f)	5/19/04	4,474,228	4,474,228	4,510,251
Cypress Point Office Park II, Tampa, FL, 5.30%, 6/1/09 (f)	5/19/04	4,346,972	4,346,972	4,381,970
Hadley Avenue Business Center, Oakdale, MN, 8.38%, 1/1/11 (f)	12/14/00	2,196,689	2,196,689	2,262,590
Hickman Road, Clive, IA, 6.78%, 1/1/13 (f)	12/3/07	5,500,000	5,500,000	5,729,869
LaCosta Centre, Austin, TX, 5.20%, 3/1/09 (f)	2/27/04	4,323,079	4,323,079	4,336,794
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 (f)	9/17/03	1,532,585	1,532,585	1,591,800
Office City Plaza, Houston, TX, 6.43%, 6/1/12 (f)	5/25/07	5,563,846	5,563,846	5,740,567
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 (d) (f)	1/4/06	12,200,000	12,200,000	12,690,467
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 (d) (f)	3/30/06	1,450,000	1,450,000	1,499,145
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17 (f)	12/13/06	1,825,000	1,825,000	1,867,784
Raveneaux Country Club, Spring, TX, 7.00%, 3/1/08 (d) (g)	12/19/05	8,800,000	8,800,000	8,800,000
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 (f)	6/28/02	2,497,607	2,497,607	2,597,511
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17	3/30/07	7,306,030	7,306,030	7,406,430
Signal Butte, Mesa, AZ, 6.90%, 7/1/17 (d) (f)	6/20/07	15,000,000	15,000,000	15,657,588
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 (f)	1/19/07	12,000,000	12,000,000	12,164,180
Sundance Plaza, Colorado Springs, CO, 7.13%, 11/1/08	10/29/98	123,047	123,047	124,278
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14	2/15/07	1,288,946	1,288,946	1,329,559
Woodmen Corporate Center, Colorado Springs, CO, 6.21%, 9/1/08 (d) (f) (g)	8/8/05	9,950,000	9,950,000	10,049,500
			112,439,565	115,035,723
Multifamily Loans — 44.6%
Adelphi Springs Apartments, Adelphi, MD, 9.93%, 3/1/09 (h)	6/27/03	5,084,592	5,084,592	3,559,214
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12 (d) (f)	7/20/07	7,875,000	7,875,000	8,139,505
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 (f)	6/5/03	3,932,516	3,932,516	4,012,405

See accompanying Notes to Schedule of Investments.

First American Mortgage Funds 2008 Semiannual Report

American Strategic Income Portfolio II (continued)

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Lake Point Terrace Apartments, Madison, WI, 6.33%, 5/1/17	4/13/07	$5,002,756	$5,002,756	$5,041,515
Meadows Point, College Station, TX, 7.93%, 2/1/13	1/24/08	5,400,000	5,400,000	4,920,896
Oakton Terrace Apartments, Adelphi, MD, 9.88%, 8/1/11 (h)	6/27/03	670,141	670,141	504,518
Park Hampshire Apartments, Adelphi, MD, 9.90%, 1/1/13 (h)	6/27/03	3,111,280	3,111,280	2,177,896
RP-Plaza Development, Oxnard, CA, 6.54%, 3/1/10 (d) (g)	2/23/05	5,000,000	5,000,000	5,100,000
Sapphire Skies, Cle Elum, WA, 6.82%, 1/1/09 (d) (g)	12/23/05	9,250,000	9,250,000	9,250,000
Summit Chase Apartments I, Coral Springs, FL, 6.68%, 3/1/08 (d)	7/7/05	12,670,000	12,670,000	12,670,000
Summit Chase Apartments II, Coral Springs, FL, 9.90%, 3/1/08 (d) (h)	7/7/05	2,974,000	2,974,000	2,081,800
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 (d)	4/17/07	9,126,000	9,126,000	9,394,124
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 (d)	4/17/07	1,825,000	1,825,000	1,696,621
Timber Ridge Apartments, Houston, TX, 9.88%, 8/1/13 (d)	4/23/02	500,000	500,000	476,163
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 (d)	3/30/06	7,000,000	7,000,000	6,137,719
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 (d) (h)	3/30/06	1,690,000	1,690,000	1,183,000
Vista Bonita Apartments, Denton, TX, 6.29%, 4/1/08 (g)	3/4/05	2,737,454	2,737,454	1,916,218
Windy Meadows, Arlington, TX, 6.93%, 5/1/10 (d)	4/27/07	6,380,000	6,380,000	6,571,400
Winterland Apartments I, Grand Forks, ND, 9.23%, 7/1/12	6/6/97	534,337	534,337	561,054
Winterland Apartments II, Grand Forks, ND, 9.23%, 7/1/12	6/6/97	1,024,145	1,024,145	1,075,352
			91,787,221	86,469,400
Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 10.48%, 12/1/20	12/18/92	58,034	58,513	59,775
PHH U.S. Mortgage, 2 loans, California and Delaware, 8.65%, 1/1/12	12/30/92	172,183	167,029	167,312
			225,542	227,087
Total Whole Loans and Participation Mortgages			204,452,328	201,732,210
Preferred Stocks — 22.4%
Real Estate Investment Trusts — 22.4%
AMB Property, Series L (b)		62,000	1,583,757	1,355,320
AMB Property, Series M (b)		14,360	367,561	326,690
AMB Property, Series O (b)		17,500	437,500	402,500
BRE Properties, Series C (b)		62,000	1,560,500	1,347,260
BRE Properties, Series D (b)		18,148	457,465	394,174
Developers Diversified Realty, Series H (b)		63,700	1,636,809	1,471,470
Developers Diversified Realty, Series I (b)		31,600	823,427	746,708
Duke Realty, Series J (b)		38,244	974,588	819,186
Duke Realty, Series K (b)		43,000	1,081,863	901,710
Duke Realty, Series L (b)		12,000	302,160	255,120
Duke Realty, Series M (b)		8,000	200,000	176,720
Duke Realty, Series O		20,000	500,000	499,200
Equity Residential Properties, Series N (b)		125,000	3,136,834	2,760,000
Health Care Properties, Series E (b)		10,000	257,000	238,100
Health Care Properties, Series F (b)		46,235	1,166,230	1,026,417
Hospitality Properties Trust, Series C (b)		160,000	4,000,000	3,105,600
HRPT Property Trust, Series C (b)		100,000	2,500,000	2,180,000
Kimco Realty, Series B (b)		58,000	1,406,500	1,305,000
Prologis Trust, Series F (b)		35,120	892,477	825,320
Prologis Trust, Series G (b)		43,190	1,098,075	1,015,397
PS Business Parks, Series H (b)		35,000	868,036	763,350
PS Business Parks, Series I (b)		20,000	485,577	430,200
PS Business Parks, Series M (b)		43,180	1,077,682	966,368
Public Storage, Series A (b)		40,000	977,346	881,200
Public Storage, Series B (b)		22,200	543,900	544,566
Public Storage, Series E (b)		15,000	377,550	339,750
Public Storage, Series L (b)		21,500	498,800	487,835
Public Storage, Series M (b)		80,000	2,000,000	1,792,000

See accompanying Notes to Schedule of Investments.

First American Mortgage Funds 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (continued)

Description of Security	Shares	Cost	Value (a)
Public Storage, Series X (b)	20,000	$497,779	$426,000
Public Storage, Series Z (b)	20,000	502,366	436,800
Realty Income, Series D (b)	90,000	2,281,500	2,160,000
Realty Income, Series E (b)	49,500	1,247,400	1,106,325
Regency Centers, Series C (b)	44,000	1,082,075	1,045,000
Regency Centers, Series D (b)	48,238	1,244,275	1,083,908
Regency Centers, Series E (b)	50,000	1,245,000	1,071,000
UDR, Series G (b)	120,000	3,000,000	2,616,000
Vornado Realty Trust, Series F (b)	65,000	1,611,277	1,469,650
Vornado Realty Trust, Series G (b)	11,000	257,950	240,350
Vornado Realty Trust, Series I (b)	16,000	374,000	358,080
Weingarten Realty Investors, Series F (b)	182,500	4,489,375	4,033,250
Total Preferred Stocks		49,044,634	43,403,524
Total Unaffiliated Investments		281,845,651	274,135,416
Short-Term Investment — 0.6%
First American Prime Obligations Fund, Class Z (i)	1,238,718	1,238,718	1,238,718
Total Investments (j) — 142.1%		$283,084,369	$275,374,134
Other Assets and Liabilities, Net — (42.1)%			(81,541,056)
Total Net Assets — 100.0%			$193,833,078

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 29, 2008, securities valued at $47,944,338 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$6,321,000	2/13/08	3.25%	3/10/08	$9,701	(1)
21,060,000	2/8/08	3.89%	3/10/08	33,467	(2)
$27,381,000				$43,168

*  Interest rate as of February 29, 2008. Rate is based on the London InterBank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $3,237,792 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $129,811 par
Federal National Mortgage Association, 6.00%, 10/1/16, $238,456 par
Federal National Mortgage Association, 5.50%, 6/1/17, $274,669 par
Federal National Mortgage Association, 5.00%, 9/1/17, $486,743 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,000,916 par
Federal National Mortgage Association, 6.50%, 6/1/29, $1,084,471 par
Federal National Mortgage Association, 7.50%, 5/1/30, $116,618 par
Federal National Mortgage Association, 8.00%, 5/1/30, $41,820 par
Federal National Mortgage Association, 8.00%, 6/1/30, $147,461 par

  (2)  Dresdner Bank:
AMB Property, Series L, 62,000 shares
AMB Property, Series M, 14,360 shares
AMB Property, Series O, 17,500 shares
BRE Properties, Series C, 62,000 shares
BRE Properties, Series D, 18,148 shares
Developers Diversified Realty, Series H, 24,500 shares
Developers Diversified Realty, Series I, 31,600 shares

First American Mortgage Funds 2008 Semiannual Report

American Strategic Income Portfolio II (continued)

Duke Realty, Series J, 38,244 shares
Duke Realty, Series K, 43,000 shares
Duke Realty, Series L, 12,000 shares
Duke Realty, Series M, 8,000 shares
Equity Residential Properties, Series N, 125,000 shares
Health Care Properties, Series E, 10,000 shares
Health Care Properties, Series F, 46,235 shares
Hospitality Properties Trust, Series C, 160,000 shares
HRPT Properties Trust, Series C, 100,000 shares
Kimco Realty, Series B, 58,000 shares
Prologis Trust, Series F, 35,120 shares
Prologis Trust, Series G, 43,190 shares
PS Business Parks, Series H, 35,000 shares
PS Business Parks, Series I, 20,000 shares
PS Business Parks, Series M, 43,180 shares
Public Storage, Series A, 40,000 shares
Public Storage, Series B, 22,200 shares
Public Storage, Series E, 15,000 shares
Public Storage, Series L, 21,500 shares
Public Storage, Series M, 80,000 shares
Public Storage, Series X, 20,000 shares
Public Storage, Series Z, 20,000 shares
Realty Income, Series D, 90,000 shares
Realty Income, Series E, 49,500 shares
Regency Centers, Series C, 7,500 shares
Regency Centers, Series D, 48,238 shares
Regency Centers, Series E, 50,000 shares
UDR, Series G, 120,000 shares
Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 11,000 shares
Vornado Realty Trust, Series I, 16,000 shares
Weingarten Realty Investors, Series F, 182,500 shares

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $22,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $22,000,000 lending commitment.

(c)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 29, 2008, the total value of securities was $223,759,170 or 115.4% of net assets. See note 2 in Notes to Financial Statements.

(d)  Interest only – Represents securities that entitle holders to receive only interest payments on the mortgages. Principal balance on the loan is due at maturity. The interest rate disclosed represents the coupon rate in effect as of February 29, 2008.

(e)  Interest rates on commercial and multifamily loans are the net coupon rates (after reducing the coupon rate by any mortgage servicing fees paid to mortgage services) on February 29, 2008. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 29, 2008.

(f)  Securities pledged as collateral for outstanding borrowings under loan agreement. On February 29, 2008, securities valued at $104,834,690 were pledged as collateral for the following outstanding borrowings:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$55,000,000	2/1/08	4.02%	3/3/08	$177,942	(1)

*  Interest rate as of February 29, 2008. Rate is based on the London InterBank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:
5555 East Van Buren I, 5.68%, 7/1/11, $6,376,067 par
Bigelow Office Building, 6.38%, 4/1/17, $1,143,858 par
Carolina Square Apartments, 6.63%, 8/1/12, $7,875,000 par
Chardonnay Apartments, 6.40%, 7/1/13, $3,932,516 par
Cypress Point Office Park I, 5.30%, 6/1/09, $4,474,228 par
Cypress Point Office Park II, 5.30%, 6/1/09, $4,346,972 par

First American Mortgage Funds 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (concluded)

Hadley Avenue Business Center, 8.38%, 1/1/11, $2,196,689 par
Hickman Road, 6.78%, 1/1/13, $5,500,000 par
LaCosta Centre, 5.20%, 3/1/09, $4,323,079 par
Oak Knoll Village Shopping Center, 6.73%, 10/1/13, $1,532,585 par
Office City Plaza, 6.43%, 6/1/12, $5,563,846 par
Oyster Point Office Park, 6.68%, 2/1/11, $12,200,000 par
PennMont Office Plaza, 6.63%, 4/1/11, $1,450,000 par
Perkins-Blaine, 6.63%, 1/1/17, $1,825,000 par
Redwood Dental Building, 7.40%, 7/1/12, $2,497,607 par
Signal Butte, 6.90%, 7/1/17, $15,000,000 par
Station Square, 6.33%, 2/1/14, $12,000,000 par
Woodmen Corporate Center, 7.36%, 9/1/08, $9,950,000 par

(g)  Variable Rate Security – The rate shown is in effect as of February 29, 2008.

(h)  Loan or a portion of this loan not current on interest and/or principal payments.

(i)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(j)  On February 29, 2008, the cost of investments was $283,084,369. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,269,946
Gross unrealized depreciation	(11,980,181)
Net unrealized depreciation	$(7,710,235)

First American Mortgage Funds 2008 Semiannual Report

American Strategic Income Portfolio III  February 29, 2008

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities (b) — 2.8%
Fixed Rate — 2.8%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$3,237,792	$3,317,844	$3,323,163
9.00%, 7/1/30, #C40149		181,735	186,052	202,655
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		238,456	239,468	246,992
5.50%, 2/1/17, #623874		476,368	475,471	489,529
5.50%, 6/1/17, #648508		274,669	275,759	282,156
5.00%, 9/1/17, #254486		486,743	487,772	494,044
5.00%, 11/1/17, #657356		1,000,917	1,005,147	1,015,929
6.50%, 6/1/29, #252497		759,130	754,558	793,912
7.50%, 5/1/30, #535289		116,618	113,115	126,065
8.00%, 5/1/30, #538266		41,820	41,347	45,395
8.00%, 6/1/30, #253347		132,715	131,213	144,058
Total U.S. Government Agency Mortgage-Backed Securities			7,027,746	7,163,898
Corporate Notes (c) (d) — 10.0%
Fixed Rate — 10.0%
Sarofim Brookhaven, 6.90%, 1/1/11	12/21/07	10,040,375	10,040,375	10,341,586
Stratus Properties IV, 6.56%, 12/31/11	12/12/06	7,000,000	7,000,000	7,140,000
Stratus Properties VI, 6.92%, 12/31/11	6/1/07	8,000,000	8,000,000	8,160,000
Total Corporate Notes			25,040,375	25,641,586
Private Mortgage-Backed Security (c) — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 8.79%, 10/25/21	7/30/93	110,723	64,450	—
Whole Loans and Participation Mortgages (c) (e) — 102.0%
Commercial Loans — 63.9%
150 North Pantano I, Tucson, AZ, 6.54%, 3/1/08 (d) (g)	1/4/05	3,525,000	3,525,000	3,525,000
150 North Pantano II, Tucson, AZ, 14.88%, 3/1/08 (d)	1/4/05	440,000	440,000	398,939
8324 East Hartford Drive I, Scottsdale, AZ, 5.15%, 5/1/09 (d) (f)	4/8/04	3,763,444	3,763,444	3,790,017
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 (f)	12/18/02	5,012,806	5,012,806	5,113,062
Alliant University, Fresno, CA, 7.15%, 8/1/11 (d) (f)	7/12/06	2,800,000	2,800,000	2,940,000
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12 (d)	7/9/07	2,150,000	2,150,000	2,227,346
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/09 (f)	8/2/04	3,265,508	3,265,508	3,330,818
Carrier 360, Grand Prairie, TX, 5.40%, 7/1/09 (f)	6/28/04	3,252,921	3,252,921	3,269,679
Carrier 360 II, Grand Prairie, TX, 5.88%, 7/1/09	12/16/05	337,246	337,246	321,885
Fairview Business Park, Salem, OR, 7.33%, 8/1/11 (d) (f)	7/14/06	7,600,000	7,600,000	7,904,000
First Colony Marketplace, Sugar Land, TX, 6.43%, 9/1/10 (d) (f)	8/15/07	12,900,000	12,900,000	13,244,967
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12 (f)	9/12/02	4,365,463	4,365,463	4,583,735
France Avenue Business Park II (second), Brooklyn Center, MN, 7.40%, 10/1/12	1/17/08	600,000	600,000	630,000
Jilly's American Grill, Scottsdale, AZ, 5.95%, 9/1/08 (d) (f) (g)	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 6.32%, 8/1/09 (d) (f) (g)	7/26/06	13,625,000	13,625,000	13,625,000
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 (d)	7/26/06	1,700,000	1,700,000	1,616,820
Memphis Medical Building, Memphis, TN, 6.40%, 9/1/12 (d)	8/22/07	4,250,000	4,250,000	4,345,357
NCH Commercial Pool, Tucson, AZ, 11.93%, 4/1/10 (d)	3/27/07	5,500,000	5,500,000	5,563,937
NCH Commercial Pool II, Phoenix, AZ, 11.93%, 1/1/11 (d)	12/4/07	14,000,000	14,000,000	14,699,999
Noah's Ark Self Storage, San Antonio, TX, 6.48%, 9/1/10 (d) (f)	8/24/07	2,400,000	2,400,000	2,466,035
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 (f)	10/29/04	3,942,645	3,942,645	3,972,969
Outlets at Casa Grande, Casa Grande, AZ, 6.93%, 3/1/11 (d) (f)	2/27/06	7,300,000	7,300,000	7,647,175

See accompanying Notes to Schedule of Investments.

First American Mortgage Funds 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (continued)

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11 (d)	4/11/07	$3,500,000	$3,500,000	$3,664,017
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17 (d) (f)	3/26/07	4,600,000	4,600,000	4,700,506
Preston Trail Village I, Dallas, TX, 6.32%, 6/1/08 (d) (f) (g)	11/18/05	16,850,792	16,850,792	16,850,792
Preston Trail Village II, Dallas, TX, 13.38%, 6/1/08 (d)	11/18/05	2,500,000	2,500,000	1,906,589
RealtiCorp Fund III, Orlando/Crystal River, FL, 8.07%, 5/1/08 (d) (g)	2/28/06	4,222,755	4,222,755	4,222,755
Shoppes at Jonathan's Landing, Jupiter, FL, 7.95%, 5/1/10 (f)	4/12/00	2,743,881	2,743,881	2,826,197
Spa Atlantis, Pompano Beach, FL, 7.01%, 10/1/08 (d) (g)	9/30/05	19,281,600	19,281,600	19,474,416
Tatum Ranch Center, Phoenix, AZ, 6.53%, 9/1/11 (f)	8/25/04	3,528,705	3,528,705	3,639,456
			161,767,766	164,311,468
Multifamily Loans — 38.1%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/10 (d) (f)	3/1/07	10,720,000	10,720,000	11,041,600
Avalon Hills II, Omaha, NE, 9.88%, 3/1/10 (d)	3/1/07	2,144,000	2,144,000	1,931,840
Chateau Club Apartments I, Athens, GA, 6.68%, 12/1/10	12/20/07	6,623,000	6,623,000	6,820,600
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/10	12/20/07	1,324,624	1,324,624	1,124,452
Citadel Apartments I, El Paso, TX, 6.53%, 4/1/10 (d) (f)	3/30/07	10,300,000	10,300,000	10,403,000
Citadel Apartments II, El Paso, TX, 9.88%, 4/1/10 (d)	3/30/07	500,000	500,000	489,495
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 (f)	8/29/03	2,481,879	2,481,879	2,589,718
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 (f)	10/14/05	7,569,860	7,569,860	7,720,746
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 (d) (h)	10/14/05	2,850,000	2,850,000	2,071,565
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12 (f)	8/26/04	2,539,855	2,539,855	2,666,848
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/12	8/26/04	498,330	498,330	523,246
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 (f)	12/24/03	1,282,954	1,282,954	1,347,101
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	49,527	49,527	49,737
Good Haven Apartments I, Dallas, TX, 7.86%, 12/24/03 (d) (g) (h) (i)	8/24/04	6,737,000	6,737,000	4,715,900
Good Haven Apartments II, Dallas, TX, 14.88%, 3/1/08 (d) (h) (i)	8/24/04	842,000	842,000	589,400
Lions Park Apartments I, Elk River, MN, 5.20%, 4/1/09 (f)	3/25/04	3,356,510	3,356,510	3,367,393
Lions Park Apartments II, Elk River, MN, 11.88%, 4/1/09	3/25/04	98,339	98,339	95,179
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	931,176	931,176	977,735
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	49,527	49,527	49,737
Meridian Pointe Apartments, Kalispell, MT, 8.73%, 4/1/12	3/7/97	1,053,357	1,053,357	1,106,025
Montevista Apartments, Fort Worth, TX, 7.43%, 9/1/12 (d)	8/30/07	7,308,000	7,308,000	5,820,931
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 (d)	10/17/06	5,800,000	5,800,000	5,824,257
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	884,530	884,530	926,212
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	49,527	49,527	49,737
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 (d) (f)	1/17/07	3,328,000	3,328,000	3,419,976
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 (d)	1/17/07	416,000	416,000	377,651
RiverPark Land Lot III, Oxnard, CA, 6.54%, 11/1/09 (d) (g)	10/9/07	3,650,000	3,650,000	3,723,000
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12 (f)	2/1/07	3,612,511	3,612,511	3,714,920
Vista Village Apartments I, El Paso, TX, 6.53%, 4/1/10 (d) (f)	3/30/07	6,100,000	6,100,000	6,161,000
Vista Village Apartments II, El Paso, TX, 9.88%, 4/1/10 (d)	3/30/07	350,000	350,000	342,647
Whispering Oaks I, Little Rock, AR, 6.53%, 2/1/10 (d) (f)	1/10/07	6,800,000	6,800,000	6,936,000
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/10 (d) (h)	1/10/07	1,360,000	1,360,000	1,137,166
			101,610,506	98,114,814
Total Whole Loans and Participation Mortgages			263,378,272	262,426,282
Preferred Stocks — 22.7%
Real Estate Investment Trusts — 22.7%
AMB Property, Series L (b)		97,000	2,473,891	2,120,420
AMB Property, Series M (b)		21,240	543,889	483,210
AMB Property, Series O (b)		12,500	312,500	287,500
AMB Property, Series P (b)		65,000	1,501,500	1,475,500
BRE Properties, Series C (b)		93,600	2,362,220	2,033,928
BRE Properties, Series D (b)		32,918	823,501	714,979
Developers Diversified Realty, Series G (b)		400	10,380	9,652
Developers Diversified Realty, Series H (b)		63,000	1,634,450	1,455,300
Developers Diversified Realty, Series I (b)		59,000	1,538,322	1,394,170

See accompanying Notes to Schedule of Investments.

First American Mortgage Funds 2008 Semiannual Report

American Strategic Income Portfolio III (continued)

Description of Security	Shares	Cost	Value (a)
Duke Realty, Series J (b)	20,956	$535,385	$448,878
Duke Realty, Series K (b)	94,000	2,361,279	1,971,180
Duke Realty, Series M (b)	2,000	50,000	44,180
Duke Realty, Series O	20,000	500,000	499,200
Equity Residential Properties, Series N (b)	125,000	3,150,150	2,760,000
Health Care Properties, Series E (b)	14,990	385,068	356,912
Health Care Properties, Series F (b)	96,800	2,444,530	2,148,960
Hospitality Properties Trust, Series C (b)	165,000	4,080,900	3,202,650
HRPT Property Trust, Series C (b)	100,000	2,500,000	2,180,000
Kimco Realty, Series F (b)	113,000	2,754,500	2,542,500
Kimco Realty, Series G (b)	55,000	1,375,000	1,331,000
Post Properties, Series B (b)	1,600	39,940	38,288
Prologis Trust, Series F (b)	54,580	1,384,051	1,282,630
Prologis Trust, Series G (b)	65,210	1,654,640	1,533,087
PS Business Parks, Series H (b)	35,000	864,224	763,350
PS Business Parks, Series I (b)	20,000	488,475	430,200
PS Business Parks, Series L (b)	7,000	179,550	161,560
PS Business Parks, Series M (b)	59,610	1,487,689	1,334,072
Public Storage, Series A (b)	38,000	921,909	837,140
Public Storage, Series M (b)	100,000	2,500,000	2,240,000
Public Storage, Series X (b)	30,000	746,643	639,000
Public Storage, Series Z (b)	59,000	1,481,819	1,288,560
Realty Income, Series D (b)	97,500	2,474,125	2,340,000
Realty Income, Series E (b)	139,550	3,324,910	3,118,942
Regency Centers, Series C	35,000	859,250	831,250
Regency Centers, Series D (b)	68,424	1,769,778	1,537,487
Regency Centers, Series E (b)	72,700	1,813,905	1,557,234
UDR, Series G (b)	120,000	3,000,000	2,616,000
Vornado Realty Trust, Series E (b)	7,400	186,598	174,344
Vornado Realty Trust, Series F (b)	65,000	1,605,423	1,469,650
Vornado Realty Trust, Series G (b)	41,850	1,004,886	914,422
Vornado Realty Trust, Series I (b)	18,000	420,500	402,840
Weingarten Realty Investors, Series F (b)	242,500	5,989,375	5,359,250
Total Preferred Stocks		65,535,155	58,329,425
Total Unaffiliated Investments		361,045,998	353,561,191
Short-Term Investment — 0.9%
First American Prime Obligations Fund, Class Z (j)	2,403,756	2,403,756	2,403,756
Total Investments (k) — 138.4%		$363,449,754	$355,964,947
Other Assets and Liabilities — (38.4)%			(98,839,502)
Total Net Assets — 100%			$257,125,445

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Securities pledged as collateral for outstanding reverse purchase agreements. On February 29, 2008, securities valued at $62,689,440 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$6,651,000	2/13/08	3.25%	3/10/08	$10,207	(1)
28,000,000	2/8/08	3.89%	3/10/08	66,605	(2)
$34,651,000				$76,812

*  Interest rate as of February 29, 2008. Rate is based on the London InterBank Offered Rate ("LIBOR") plus a spread and reset monthly.

First American Mortgage Funds 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio III (continued)

Name of broker and description of collateral:

  (1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $3,237,792 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $181,735 par
Federal National Mortgage Association, 6.00%, 10/1/16, $238,456 par
Federal National Mortgage Association, 5.50%, 2/1/17, $476,368 par
Federal National Mortgage Association, 5.50%, 6/1/17, $274,669 par
Federal National Mortgage Association, 5.00%, 9/1/17, $486,743 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,000,917 par
Federal National Mortgage Association, 6.50%, 6/1/29, $759,130 par
Federal National Mortgage Association, 7.50%, 5/1/30, $116,618 par
Federal National Mortgage Association, 8.00%, 5/1/30, $41,820 par
Federal National Mortgage Association, 8.00%, 6/1/30, $132,715 par

  (2)  Dresdner Bank:
AMB Property, Series L, 97,000 shares
AMB Property, Series M, 21,240 shares
AMB Property, Series O, 12,500 shares
AMB Property, Series P, 65,000 shares
BRE Properties, Series C, 93,600 shares
BRE Properties, Series D, 32,918 shares
Developers Diversified Realty, Series G, 400 shares
Developers Diversified Realty, Series H, 63,000 shares
Developers Diversified Realty, Series I, 49,900 shares
Duke Realty, Series J, 20,956 shares
Duke Realty, Series K, 94,000 shares
Duke Realty, Series M, 2,000 shares
Equity Residential Properties, Series N, 125,000 shares
Health Care Properties, Series E, 14,990 shares
Health Care Properties, Series F, 96,800 shares
Hospitality Properties Trust, Series C, 165,000 shares
HRPT Property Trust, Series C, 100,000 shares
Kimco Realty, Series F, 113,000 shares
Kimco Realty, Series G, 3,000 shares
Post Properties, Series B, 1,600 shares
Prologis Trust, Series F, 54,580 shares
Prologis Trust, Series G, 65,210 shares
PS Business Parks, Series H, 35,000 shares
PS Business Parks, Series I, 20,000 shares
PS Business Parks, Series L, 7,000 shares
PS Business Parks, Series M, 59,610 shares
Public Storage, Series A, 38,000 shares
Public Storage, Series M, 100,000 shares
Public Storage, Series X, 30,000 shares
Public Storage, Series Z, 59,000 shares
Realty Income, Series D, 97,500 shares
Realty Income, Series E, 139,550 shares
Regency Centers, Series D, 68,424 shares
Regency Centers, Series E, 72,700 shares
UDR, Series G, 120,000 shares
Vornado Realty Trust, Series E, 7,400 shares
Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 41,850 shares
Vornado Realty Trust, Series I, 18,000 shares
Weingarten Realty Investors, Series F, 242,500 shares

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $28,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $28,000,000 lending commitment.

(c)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 29, 2008, the total value of fair valued securities was $288,067,868 or 112.0% of net assets. See note 2 in Notes to Financial Statements.

(d)  Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon in effect as of February 29, 2008.

(e)  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage services) on February 29, 2008.

First American Mortgage Funds 2008 Semiannual Report

American Strategic Income Portfolio III (concluded)

(f)  Securities pledged as collateral for outstanding borrowings under loan agreement. On February 29, 2008, securities valued at $161,082,710 were pledged as collateral for the following outstanding borrowings:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$65,000,000	2/1/08	4.02%	3/3/08	$187,415	(1)

*  Interest rate as of February 29, 2008. Rate is based on the London InterBank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:
8324 East Hartford Drive I, 5.15%, 5/1/09, $3,763,444 par
Academy Spectrum, 7.73%, 5/1/09, $5,012,806 par
Alliant University, 7.15%, 8/1/11, $2,800,000 par
Avalon Hills I, 6.93%, 3/1/10, $10,720,000 par
Biltmore Lakes Corporate Center, 6.00%, 9/1/09, $3,265,508 par
Carrier 360, 5.40%, 7/1/09, $3,252,921 par
Citadel Apartments I, 6.53%, 4/1/10, $10,300,000 par
Country Villa Apartments, 6.90%, 9/1/13, $2,481,879 par
Courtyards at Mesquite I, 6.53%, 11/1/09, $7,569,860 par
El Dorado Apartments I, 7.15%, 9/1/12, $2,539,855 par
Fairview Business Park, 7.33%, 8/1/11, $7,600,000 par
First Colony Marketplace, 6.43%, 9/1/10, $12,900,000 par
France Avenue Business Park II, 7.40%, 10/1/12, $4,365,463 par
Geneva Village Apartments I, 7.00%, 1/1/14, $1,282,954 par
Jilly's American Grill, 7.06%, 9/1/08, $1,810,000 par
La Cholla Plaza I, 7.86%, 8/1/09, $13,625,000 par
Lions Park Apartments I, 5.20%, 4/1/09, $3,356,510 par
Noah's Ark Self Storage, 6.48%, 9/1/10, 2,400,000 par
North Austin Business Center, 5.65%, 11/1/11, $3,942,645 par
Outlets at Casa Grande, 6.93%, 3/1/11, $7,300,000 par
Paradise Boulevard, 6.50%, 4/1/17, $4,600,000 par
Plantation Pines I, 6.59%, 2/1/10, $3,328,000 par
Preston Trail Village I, 7.86%, 6/1/08, $16,850,792 par
Shoppes at Jonathan's Landing, 7.95%, 5/1/10, $2,743,881 par
Tatum Ranch Center, 6.53%, 9/1/11, $3,528,705 par
Villas of Woodgate, 6.40%, 2/1/12, $3,612,511 par
Vista Village Apartments I, 6.53%, 4/1/10, $6,100,000 par
Whispering Oaks I, 6.53%, 2/1/10, $6,800,000 par

(g)  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 29, 2008.

(h)  Loan not current on interest and/or principal payments.

(i)  Security is in default.

(j)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. See note 3 in Notes to Financial Statements.

(k)  On February 29, 2008, the cost of investments was $363,449,754. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,752,115
Gross unrealized depreciation	(13,236,922)
Net unrealized depreciation	$(7,484,807)

First American Mortgage Funds 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Select Portfolio

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)
U.S. Government Agency Mortgage-Backed Securities (b) — 3.1%
Fixed Rate — 3.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$1,821,258	$1,866,287	$1,869,279
7.50%, 12/1/29, #C00896		273,846	269,270	297,112
Federal National Mortgage Association,
5.00%, 11/1/17, #657356		1,000,917	1,005,145	1,015,929
6.50%, 6/1/29, #252497		976,024	970,145	1,020,744
7.50%, 5/1/30, #535289		64,788	62,841	70,036
8.00%, 5/1/30, #538266		23,233	22,971	25,219
Total U.S. Government Agency Mortgage-Backed Securities			4,196,659	4,298,319
Corporate Notes (c) (d) — 12.5%
Fixed Rate — 12.5%
Sarofim Northwest, 6.90%, 1/1/11	12/21/07	8,181,250	8,181,250	8,426,687
Stratus Properties I, 6.56%, 12/31/11	12/28/00	5,000,000	5,000,000	5,100,000
Stratus Properties VII, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,570,000
Total Corporate Notes			16,681,250	17,096,687
Whole Loans and Properties Mortgages (c) (e) — 104.6%
Commercial Loans — 71.7%
12000 Aerospace, Clear Lake, TX, 5.43%, 1/1/10 (f)	12/22/04	5,058,596	5,058,596	5,112,606
ABC Conoco, Aspen, CO, 6.65%, 11/1/11 (f)	10/31/06	4,023,319	4,023,319	4,164,213
Best Buy, Fullerton, CA, 8.63%, 1/1/11 (f)	12/29/00	1,737,565	1,737,565	1,789,692
Cingular Wireless Building, Richardson, TX, 7.03%, 7/1/11(d) (f)	6/21/06	6,500,000	6,500,000	6,695,000
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11 (d) (f)	7/27/06	7,100,000	7,100,000	7,342,389
Gallery Row, Tucson, AZ, 11.88%, 10/1/11 (d)	9/7/06	500,000	500,000	520,000
George Gee Hummer, Liberty Lake, WA, 7.23%, 7/1/10 (d) (f)	6/30/05	2,125,000	2,125,000	2,167,500
George Gee Pontiac, Liberty Lake, WA, 7.25%, 7/1/10 (d) (f)	6/30/05	4,675,000	4,675,000	4,768,500
George Gee Pontiac II, Liberty Lake, WA, 7.78%, 7/1/10 (d)	9/14/06	750,000	750,000	765,000
George Gee Porsche, Liberty Lake, WA, 7.78%, 7/1/10 (d) (f)	9/14/06	2,500,000	2,500,000	2,550,000
Highland Park I, Scottsdale, AZ, 6.77%, 3/1/11 (f)	2/23/06	9,421,968	9,421,968	9,704,627
Highland Park II, Scottsdale, AZ, 9.88%, 3/1/11	2/23/06	1,196,335	1,196,335	1,058,681
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10 (d)	7/18/07	3,520,000	3,520,000	3,619,284
Kolb Plaza II, Tucson, AZ, 9.88%, 8/1/10 (d)	7/18/07	440,000	440,000	398,482
Landmark Bank Center, Euless, TX, 5.85%, 7/1/09 (h) (i)	7/1/04	4,629,127	4,629,127	3,240,389
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17 (d) (f)	5/23/07	2,175,000	2,175,000	2,200,071
Northrop Grumman Campus I, Colorado Springs, CO, 6.32%, 12/1/08 (d) (f) (g)	11/15/05	5,700,000	5,700,000	5,757,000
Northrop Grumman Campus II, Colorado Springs, CO, 13.88%, 12/1/08 (d)	11/15/05	500,000	500,000	479,838
Oxford Mall, Oxford, MS, 7.07%, 3/1/08 (d) (g)	9/24/04	4,600,000	4,600,000	4,600,000
Peony Promenade, Plymouth, MN, 6.93%, 6/1/13 (f)	5/12/03	4,852,424	4,852,424	5,080,276
Point Plaza, Turnwater, WA, 8.43%, 1/1/11	12/14/00	5,926,803	5,926,803	5,950,408
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12	10/12/07	8,197,032	8,197,032	8,442,943
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17	6/28/07	5,204,919	5,204,919	5,287,546
Town Square #6, Olympia, WA, 7.40%, 9/1/12 (f)	8/2/02	3,755,686	3,755,686	3,943,470
Victory Packaging, Phoenix, AZ, 8.53%, 1/1/12 (f)	12/20/01	2,398,903	2,398,903	2,494,859
			97,487,677	98,132,774
Multifamily Loans — 32.9%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15	8/11/03	4,504,838	4,504,838	4,714,302
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	555,283	555,283	579,074
Centre Court, White Oaks and Green Acres Apartments, North Canton and Massilon, OH, 8.65%, 1/1/09	12/30/98	3,510,970	3,510,970	3,546,080

See accompanying Notes to Schedule of Investments.

First American Mortgage Funds 2008 Semiannual Report

American Select Portfolio (continued)

Description of Security	Date Acquired	Par Value Shares	Cost	Value (a)
El Conquistador Apartments, Tucson, AZ, 7.65%, 4/1/09 (f)	3/24/99	$2,589,864	$2,589,864	$2,641,661
Fountain Villas, Phoenix, AZ, 6.91%, 9/1/08 (d) (g)	8/8/05	1,825,000	1,825,000	1,825,000
Highland House Apartments, Dallas, TX, 6.80%, 10/1/10 (d)	9/10/07	2,700,000	2,700,000	2,781,000
Hunters Meadow, Colorado Springs, CO, 7.80%, 8/1/12	7/2/02	5,977,277	5,977,277	5,761,337
Keystone Crossings, Springdale, AZ, 8.15%, 7/1/10 (d)	6/27/07	4,024,000	4,024,000	3,817,877
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 10/1/10 (d)	10/1/07	5,400,000	5,400,000	5,670,000
Revere Apartments, Revere, MA, 6.28%, 3/1/12 (f)	3/8/07	1,682,297	1,682,297	1,710,969
RP Urban Partners, Oxnard, CA, 6.54%, 3/1/10 (d) (g)	2/23/05	5,000,000	5,000,000	5,100,000
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 (f)	6/5/03	6,822,678	6,822,678	6,968,757
			44,592,207	45,116,057
Total Whole Loans and Participation Mortgages			142,079,884	143,248,831
Preferred Stocks — 21.1%
Real Estate Investment Trusts — 21.1%
AMB Property, Series M (b)		8,700	222,285	197,925
AMB Property, Series O (b)		13,300	332,500	305,900
BRE Properties, Series C (b)		68,000	1,713,000	1,477,640
BRE Properties, Series D (b)		3,434	86,548	74,586
Developers Diversified Realty, Series H (b)		13,437	338,536	310,395
Developers Diversified Realty, Series I (b)		52,912	1,356,657	1,250,311
Duke Realty, Series O		20,000	500,000	499,200
Duke Realty, Series L (b)		71,000	1,787,780	1,509,460
EastGroup Properties, Series D (b)		70,400	1,793,795	1,707,904
Equity Residential Properties, Series N		40,000	1,004,000	883,200
Health Care Properties, Series E (b)		3,510	90,207	83,573
Health Care Properties, Series F (b)		42,800	1,079,840	950,160
Hospitality Properties Trust, Series C (b)		135,000	3,318,000	2,620,350
HRPT Property Trust, Series C (b)		50,000	1,250,000	1,090,000
Kimco Realty, Series G (b)		40,000	1,000,000	968,000
PS Business Parks, Series H (b)		30,000	744,036	654,300
PS Business Parks, Series I (b)		16,000	388,272	344,160
PS Business Parks, Series M (b)		22,210	554,629	497,060
Public Storage, Series E (b)		65,000	1,627,750	1,472,250
Public Storage, Series M (b)		68,000	1,700,000	1,523,200
Realty Income, Series D (b)		60,000	1,521,000	1,440,000
Realty Income, Series E (b)		49,500	1,247,400	1,106,325
Regency Centers, Series D (b)		5,888	151,779	132,303
Regency Centers, Series E (b)		24,000	596,900	514,080
UDR, Series G (b)		80,000	2,000,000	1,744,000
Vornado Realty Trust, Series F (b)		119,400	2,983,691	2,699,634
Vornado Realty Trust, Series I (b)		6,000	139,500	134,280
Weingarten Realty Investors, Series F (b)		120,000	3,000,000	2,652,000
Total Preferred Stocks			32,528,105	28,842,196
Total Unaffiliated Investments			195,485,898	193,486,033
Short-Term Investment — 0.9%
First American Prime Obligations Fund, Class Z (j)		1,159,656	1,159,656	1,159,656
Total Investments (k) — 142.2%			$196,645,554	$194,645,689
Other Assets and Liabilities, Net — (42.2)%				(57,723,131)
Total Net Assets — 100.0%				$136,922,558

See accompanying Notes to Schedule of Investments.

First American Mortgage Funds 2008 Semiannual Report

Schedule of INVESTMENTS (unaudited)

American Select Portfolio (continued)

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in Note 2 in Notes to Financial Statements.

(b)  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 29, 2008, securities valued at $30,845,775 were pledged as collateral for the following outstanding reverse repurchase agreements.

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$4,211,000	2/13/08	3.25%	3/10/08	$6,463	(1)
13,534,000	2/8/08	3.89%	3/10/08	21,813	(2)
$17,745,000				$28,276

*  Interest rate as of February 29, 2008. Rate is based on the London InterBank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,821,258 par
Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $273,846 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,000,917 par
Federal National Mortgage Association, 6.50%, 6/1/29, $976,024 par
Federal National Mortgage Association, 7.50%, 5/1/30, $64,788 par
Federal National Mortgage Association, 8.00%, 5/1/30, $23,233 par

  (2)  Dresdner Bank:
AMB Property, Series M, 8,700 shares
AMB Property, Series O, 13,300 shares
BRE Properties, Series C, 68,000 shares
BRE Properties, Series D, 3,434 shares
Developers Diversified Realty, Series H, 13,437 shares
Developers Diversified Realty, Series I, 52,912 shares
Duke Realty, Series L, 71,000 shares
EastGroup Properties, Series D, 70,400 shares
Health Care Properties, Series E, 3,510 shares
Health Care Properties, Series F, 42,800 shares
Hospitality Properties Trust, Series C, 135,000 shares
HRPT Properties Trust, Series C, 50,000 shares
Kimco Realty, Series G, 2,300 shares
PS Business Park, Series H, 30,000 shares
PS Business Park, Series I, 16,000 shares
PS Business Park, Series M, 22,210 shares
Public Storage, Series E, 65,000 shares
Public Storage, Series M, 68,000 shares
Realty Income, Series D, 60,000 shares
Realty Income, Series E, 49,500 shares
Regency Centers, Series D, 5,888 shares
Regency Centers, Series E, 24,000 shares
UDR, Series G, 80,000 shares
Vornado Realty Trust, Series F, 119,400 shares
Vornado Realty Trust, Series I, 6,000 shares
Weingarten Realty Investors, Series F, 120,000 shares

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $15,500,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $15,500,000 lending commitment.

(c)  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 29, 2008, the total value of fair valued securities was $160,345,518 or 117.1% of net assets. See note 2 in Notes to Financial Statements.

(d)  Interest only – Represents securities that entitle holders to receive only interest payment on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 29, 2008.

(e)  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage services) on February 29, 2008.

First American Mortgage Funds 2008 Semiannual Report

American Select Portfolio (concluded)

(f)  Securities pledged as collateral for outstanding borrowings under loan agreement. On February 29, 2008, securities valued at $75,091,590 were pledged as collateral for the following outstanding borrowings:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$40,500,000	2/1/08	4.02%	3/3/08	$131,030	(1)

*  Interest rate as of February 29, 2008. Rate is based on the London InterBank Offered Rate ("LIBOR") plus a spread and reset monthly.

Name of broker and description of collateral:

  (1)  Morgan Stanley:
12000 Aerospace, 5.43%, 1/1/10, $5,058,596 par
ABC Conoco, 6.65%, 11/1/11, $4,023,319 par
Best Buy, 8.63%, 1/1/11, $1,737,565 par
Cingular Wireless Building, 7.03%, 7/1/11, $6,500,000 par
Clear Lake Central I, 6.63%, 8/1/11 $7,100,000 par
El Conquistador Apartments, 7.65%, 4/1/09, $2,589,864 par
George Gee Hummer, 7.23%, 7/1/10, $2,125,000 par
George Gee Pontiac, 7.25%, 7/1/10, $4,675,000 par
George Gee Porsche, 7.78%, 7/1/10, $2,500,000 par
Highland Park I, 6.77%, 3/1/11, $9,421,968 par
Mandala Agency Building, 6.38%, 6/1/17, $2,175,000 par
Northrop Grumman Campus I, 7.94%, 12/1/08, $5,700,000 par
Peony Promenade, 6.93%, 6/1/13, $4,852,424 par
Revere Apartments, 6.28%, 3/1/12, $1,682,297 par
Sheridan Pond Apartments, 6.43%, 7/1/13, $6,822,678 par
Town Square #6, 7.40%, 9/1/12, $3,755,686 par
Victory Packaging, 8.53%, 1/1/12, $2,398,903 par

(g)  Variable Rate Security – The rate shown is the net coupon rate in effect on February 29, 2008.

(h)  Loan or a portion of this loan is not current on interest and/or principal payments.

(i)  Security is in default.

(j)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(k)  On February 29, 2008, the cost of investments was $196,645,554. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,696,179
Gross unrealized depreciation	(5,696,044)
Net unrealized depreciation	$(1,999,865)

First American Mortgage Funds 2008 Semiannual Report

Notice to SHAREHOLDERS (unaudited)

ANNUAL MEETING RESULTS

A joint annual meeting of the funds' shareholders was held on December 5, 2007. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)  The funds' shareholders elected the following nine directors:

	ASP		BSP
	Shares Voted "For"	Shares Witholding Authority to Vote	Shares Voted "For"	Share Witholding Authority to Vote
Benjamin R. Field III	3,703,274	94,122	14,126,923	277,324
Roger A. Gibson	3,707,274	90,122	14,136,123	268,124
Victoria J. Herget	3,707,606	89,790	14,135,223	269,024
John P. Kayser	3,707,606	89,790	14,135,282	268,965
Leonard W. Kedrowski	3,703,274	94,122	14,126,423	277,824
Richard K. Riederer	3,707,406	89,990	14,135,756	268,491
Joseph D. Strauss	3,703,074	94,322	14,124,189	280,058
Virginia L. Stringer	3,702,586	94,810	14,131,782	272,465
James M. Wade	3,707,074	90,322	14,134,223	270,024
	CSP		SLA
	Shares Voted "For"	Shares Witholding Authority to Vote	Shares Voted "For"	Share Witholding Authority to Vote
Benjamin R. Field III	19,131,570	290,079	9,584,504	110,518
Roger A. Gibson	19,137,481	284,168	9,587,079	107,943
Victoria J. Herget	19,135,243	286,406	9,588,596	106,426
John P. Kayser	19,142,014	279,635	9,589,096	105,926
Leonard W. Kedrowski	19,140,208	281,441	9,586,971	108,051
Richard K. Riederer	19,139,192	282,457	9,587,471	107,551
Joseph D. Strauss	19,133,893	287,756	9,587,796	107,226
Virginia L. Stringer	19,138,525	283,124	9,587,623	107,399
James M. Wade	19,138,292	283,357	9,588,648	106,374

(2)  The funds' shareholders ratified the selection by the funds' board of directors of Ernst & Young LLP as the independent registered public accounting firm for the funds for the fiscal period ending August 31, 2008. The following votes were cast regarding this matter:

Fund	Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
ASP	3,725,887	62,019	9,490	—
BSP	14,304,679	52,606	46,962	—
CSP	19,243,622	70,345	107,682	—
SLA	9,577,138	24,377	93,507	—

First American Mortgage Funds Semiannual Report 2008

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The funds are required to file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commissions Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

The funds will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter end.

CERTIFICATIONS

In December 2007, the funds' Chief Executive Officer submitted to the New York Stock Exchange ("NYSE") his annual certification required under Section 303A.12(a) of the NYSE corporate governance rules.

The certifications of the funds' Principal Executive Officer and Principal Financial Officer required pursuant to Rule 30a-2 under the 1940 Act have been filed with the funds' Form N-CSR filings and are available on the U.S. Securities and Exchange Commission's website at www.sec.gov.

First American Mortgage Funds 2008 Semiannual Report

(This page intentionally left blank.)

BOARD OF DIRECTORS

Virginia Stringer

Chairperson of First American Mortgage Funds
Governance Consultant; former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Mortgage Funds
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Mortgage Funds
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Mortgage Funds
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Mortgage Funds
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of First American Mortgage Funds
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Mortgage Funds
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Mortgage Funds
Owner and President of Strauss Management Company

James Wade

Director of First American Mortgage Funds
Owner and President of Jim Wade Homes

First American Mortgage Funds' Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Strategic Income Portfolio Inc.

American Strategic Income Portfolio Inc. II

American Strategic Income Portfolio Inc. III

American Select Portfolio Inc.

2008 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2008   0074-08 WHOLELOAN-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)                                 There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)                   Not applicable.

(a)(2)                   Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)                   Not applicable.

(b)                                Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 5, 2008

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: May 5, 2008